SCUDDER
                                                                     INVESTMENTS



Scudder International Fund

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                                       Class AARP and Class S Shares
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                                       Annual Report
                                       August 31, 2001










For investors seeking long-term growth of capital by investing at least 65 percent of its total assets in foreign equities.

Contents
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         3      Letter from the Fund's President

         4      Performance Summary

         6      Portfolio Management Review

        13      Investment Terms to Know

        14      Portfolio Summary

        16      Investment Portfolio

        23      Financial Statements

        27      Financial Highlights

        29      Notes to Financial Statements

        39      Report of Independent Accountants

        40      Tax Information

        41      Officers and Directors

        42      Investment Products and Services

        44      Account Management Resources



Scudder International Fund                       Ticker Symbol     Fund Number
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Class AARP                                           AINTX             168
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Class S                                              SCINX             068
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Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans, and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from aarp.scudder.com (Class AARP) or myScudder.com (Class S), talk to your financial representative or call Shareholder Services at 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S). The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Letter from the Fund's President
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Dear Shareholders,

As we reflect on the senseless destruction of September 11, we recognize that it will be a long road to a full recovery. Our hearts and hands go out to the families and loved ones of the victims. In the aftermath, we have seen great acts of heroism and determination, and it is those aspects of the American character that will guide our recovery.

While we have never faced this type of incident before, history shows that the American people and the U.S. financial systems will recover and endure, as they have through world wars, natural and man-made disasters, assassinations and other world-shattering events. Some investors may respond to the uncertainty by selling assets and retreating to cash, but our experience has told us to keep a steady hand and a focus on our end goals in spite of short-term turbulence. Investors rarely benefit from hasty decisions. While some may experience temporary setbacks in the quest to achieve their goals, we have confidence in the resilience of the American people and our financial markets.

At Zurich Scudder Investments, we are ready to serve you. If you feel compelled to make changes in your investment program, please guard against overreaction to help maintain the best strategy and to achieve your personal long-term goals. If you have any questions, please call us at 1-800-SCUDDER (1-800-728-3337).

Sincerely,

/s/Lin Coughlin

Linda C. Coughlin
President
Scudder International Fund

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                    AARP Investment Program            Scudder Class S

   Web site:           aarp.scudder.com                 myScudder.com
   Toll-free:           1-800-253-2277                  1-800-SCUDDER
-------------------------------------------------------------------------------

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Performance Summary                                              August 31, 2001
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 Average Annual Total Returns
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                                             1-Year    3-Year   5-Year   10-Year
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Scudder International Fund -- Class S       -26.44%     4.39%    7.12%     8.53%
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MSCI EAFE & Canada Index+                   -25.25%     1.90%    2.84%     5.71%
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                                                                 1-Year  Life of
                                                                 1-Year   Class*
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Scudder International Fund -- Class AARP                       -26.43%   -24.66%
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MSCI EAFE & Canada Index+                                      -25.25%   -25.25%
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Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

*    Class  AARP  shares   commenced   operations  on  August  14,  2000.  Index
     comparisons begin August 31, 2000.

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 Net Asset Value and Distribution Information
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                                                       Class AARP      Class S
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Net Asset Value:
8/31/01                                                $   40.24     $   40.24
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8/31/00                                                $   57.74     $   57.73
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Distribution Information:
Twelve Months:
  Income Dividends                                     $    0.06     $    0.05
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  Capital Gains Distributions                          $    2.68     $    2.68
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 Class S Lipper Rankings -- International Funds Category
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                                                         Number of
                                                            Funds     Percentile
Period                                     Rank           Tracked      Ranking
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1-Year                                      328     of      724          46
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3-Year                                      168     of      530          32
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5-Year                                      57      of      333          18
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10-Year                                     14      of      56           25
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Rankings/ratings are historical and do not guarantee future results. Rankings are for Class S; rankings for share classes may vary.

Source: Lipper, Inc.

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--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment
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THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                   Scudder International     MSCI EAFE &
                      Fund -- Class S       Canada Index+

                          10000                10000
                          10623                 9981
                          12682                12546
                          14589                13883
                          14745                14002
                          16078                15138
                          18755                16636
                          19935                18866
                          26326                20762
                          30825                23289
                          22675                17419

                         Yearly periods ended August 31
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--------------------------------------------------------------------------------
 Comparative Results
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Scudder International Fund                   1-Year    3-Year   5-Year   10-Year
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Class S            Growth of $10,000         $7,356   $11,374   $14,103  $22,675
                   -------------------------------------------------------------
                   Average annual
                   total return              -26.44%   4.39%     7.12%    8.53%
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MSCI EAFE & Canada Growth of $10,000         $7,475   $10,580   $11,504  $17,419
Index+             -------------------------------------------------------------
                   Average annual
                   total return              -25.25%   1.90%     2.84%    5.71%
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Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

+    The Morgan Stanley Capital International (MSCI) Europe, Australia, Far East
     (EAFE) & Canada Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada. Index returns assume reinvestment of dividends net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes.

Please call (800) 728-3337 for the fund's most up-to-date performance.

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Portfolio Management Review
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Scudder International Fund: A Team Approach to Investing

Scudder International Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Irene T. Cheng joined the Advisor in 1993 and the fund team in 1998. Ms. Cheng has over 16 years of industry experience and focuses on portfolio management and equity strategy for the Advisor's international equity accounts.

Portfolio Manager Carol L. Franklin joined the Advisor in 1981 and the fund team in 1986. Ms. Franklin has over 26 years of experience in finance and investing.

Portfolio Manager Nicholas Bratt joined the Advisor and the fund team in 1976. Mr. Bratt is the director of the Advisor's Global Equity Group.

Portfolio Manager Marc J. Slendebroek joined the Advisor in 1994 and the fund team in 1999. Mr. Slendebroek began his investment career in 1989.

The international economic backdrop remained negative for most of the one-year period ended August 31, 2001, characterized largely by a marked slowdown in global economic growth and extreme stock market volatility. Scudder International Fund slightly lagged its benchmark index for the annual period. Here, Lead Portfolio Manager Irene Cheng and Portfolio Manager Marc Slendebroek review the fund's performance for the period. However, even though the annual report has traditionally also offered insights into the potential international equity environment in months ahead, this time such commentary will be brief and quite general. Given the uncertain nature of the future of international markets as a result of the terrorist attack on the United States in early September, speculating on the future is virtually impossible. We encourage you to call Shareholder Services or visit myScudder.com periodically in the months ahead for developing information. Additionally, keep an eye on your mail for fund updates and other information.


Q: Will you review the nature of international markets for the one-year period ended August 31?

A: Global markets declined for the bulk of the period. As the year progressed, a bear market environment became more and more evident. Swings in investor sentiment were both powerful and frequent, as the economic backdrop deteriorated in fits and starts. The corporate landscape was increasingly driven to shift away from rising profit expectations, to a slowdown or even decline. Indeed, investor nervousness about the technology slowdown, rising oil prices and widespread economic malaise hurt stock prices as well as consumer confidence. A series of disappointing earnings announcements and corporate layoffs only made these problems worse.

Of the major international stock markets, Japan's was the weakest performer. The global economic slowdown hit Japan especially hard given the fragile state of its domestic economy. Initially, the Japanese indices rallied briefly on the landslide victory of Prime Minister Koizumi, who assumed leadership of the country on a strongly reformist platform. The market subsequently fell back, however, due to increasing signs of economic slowdown combined with a more sober view of the deflationary pain that could accompany any rigorous reforms. (See Terms to Know.) Investors realized that Japan's economic situation could likely worsen before any turnaround.

While we feel that the immediate economic outlook remains poor, we see encouraging signs that Japan is preparing to put forth its best effort in years to deal with the structural problems overwhelming the economy, such as the banking system's legacy of bad loans. What needs to be done has never been the subject of much debate. Now, the severity of the economic pressures on Japan could ultimately force both deeper and quicker action by the authorities, as alternatives to structural reform have further eroded. (See Terms to Know.)

The European markets also retracted significantly from previous highs, but they performed relatively better, with particular help from the United Kingdom and Germany. Europe benefited from being early in its economic cycle and from its relative lack of market or economic excesses. For example, Europe has been less burdened by the imbalances that characterize the U.S. financial system, namely the high levels of debt among corporations and consumers. Moreover, we believe that recent changes to tax and pension systems in countries such as Germany, France and Italy show that progress on structural reform continues despite the current downturn. Evidence of the continued restructuring of the European financial landscape emerged when some of Germany's leading financial institutions -- Allianz, Dresdner Bank, Munich Re and Ergo -- announced a four-way reorganization. (See Terms to Know.) This move may free up capital tied up in cross-shareholdings, which then can be redeployed more efficiently. (See Terms to Know.)

Q: Against this backdrop how did the Scudder International Fund perform?

A: Scudder International Fund declined 26.44 percent (Class S shares) for the one-year period ended August 31, 2001. Our benchmark, the MSCI EAFE+Canada Index, declined as well, with a negative return of 25.25 percent for the same period. The MSCI EAFE+Canada Index (Morgan Stanley Capital International Europe, Australia, Far East and Canada) is an unmanaged index generally accepted as a benchmark for major overseas markets, including Canada.

The most problematic region of the past year has been Japan. Despite our having significantly curtailed the portfolio's exposure in that region earlier in the year, the fund's holdings of Japanese consumer electronics, industrial electronics and technology companies hurt performance. Our rationale behind these investments was based on the longer-term restructuring efforts that these companies are undergoing. During the past year, the notable progress that companies such as Toshiba and NEC had been making on this front was overwhelmed in the near term by the economic downturn and its particular hit on the Japanese tech-related sectors.

In Europe, the fund suffered from too high an exposure to media and publishing stocks, particularly those of companies more dependent on advertising-driven revenues. There have been favorable trends in these industries. For example, European advertising budgets are low relative to those in the United States, suggesting they have room for long-term growth. Short-term developments overwhelmed these favorable long-term trends; however, these sectors declined because corporate budgets for advertising spending were dramatically cut in reaction to signs of economic softening. As the macroeconomic -- or big picture -- backdrop deteriorated more aggressively than we expected, what originally appeared to be attractive valuations were, in fact, still too high. (See Terms to Know.)

Q: What holdings helped to cushion some of these negative forces?

A: Our holdings among transportation companies bolstered performance, particularly Canadian National Railway, which was up nearly 50 percent for the period, as price increases were introduced and restructuring efforts continued. Eurotunnel of France and East Japan Railway also added to performance, as both companies continue to undergo substantial financial and operational reform.

The fund also benefited from the decision to curtail its exposure to the industrial sector. Most multinational manufacturing and engineering companies fell sharply as the global corporate investment boom abruptly came to a halt toward the end of 2000. The portfolio's cutbacks in the field of telecommunications operators and equipment providers also aided performance. Vodafone, France Telecom, Nortel Networks and Nokia declined steeply as the financial performance of the operators came under pressure, which then led to cutbacks in their spending plans. Technology delays with the rollout of the mobile-Internet services aggravated the industry's problems.

Q:  How did you position the portfolio?

A: The fund maintained a diversified exposure between Japan and all the major markets of Europe. The portfolio focus was on individual stock selection, and to a lesser extent the sector allocation. Over the course of the period, as the macroeconomic environment became more questionable, the fund's positioning tilted toward more defensive stocks. In particular, we favored companies whose balance sheets were stronger and cash earnings power was more predictable. This preference led to an increasing emphasis on the traditionally more defensive sectors such as consumer staples, pharmaceuticals, energy and utilities. While the core of the portfolio holdings maintained this notably defensive tilt, more cyclically sensitive holdings were added selectively as the markets pulled back and fundamental valuations began to appear more attractive. (See Terms to Know.) For example, we've recently added to one of Germany's more prominent diversified electrical companies, Siemens. With stock now more reasonably priced, Siemens is attractive because of a strong balance sheet and diversified business units, including what we believe to be recession-resistant units.

Over the course of the year, the fund remained underweight in banks across Europe and Japan. (See Terms to Know.) Our investment strategy has assumed that the beneficial impact of declining interest rates will be more than consumed by increasing credit losses on bank balance sheets. Our research shows that the loan-loss provisions of banks in Europe are at cyclically low levels, not reflective of the likely bad debts to arise from the recession that we believe lies ahead. In the consumer discretionary segments such as media, consumer electronics and luxury goods, we progressively reduced exposure over the course of the year. As expectations for revenue growth in these areas had to be marked down, the valuations of these companies became relatively unattractive. Similarly, portfolio exposure to the semiconductor group was also cut as rapid deterioration in the global economy forced a deferral of the recovery prospects for this sector. As examples of where these funds were redeployed, we added to the portfolio's holdings in the telecom services sector following steep falls in valuations during the past 18 months. We also added to energy holdings over the period, as the supply/demand characteristics of the industry were more attractive than the stock valuations were suggesting.

The portfolio maintained a slightly underweight position in Japan. Individual company valuations by many measures have fallen to historically low levels, but a decade of disappointment in the economic stewardship of this country has warranted some further caution. Indeed, the advent of deep structural reforms has never been more likely than it is today, as Japan's options have become very limited. We are expecting these reforms and in turn anticipate severe economic pain as bankruptcies and job losses grow. Simply put, we have been expecting things to necessarily worsen before they get better, and we remain vigilant for more compelling valuations down the road. In the meantime, the Japanese portion of the portfolio remains focused on four pillars: beneficiaries of policy change and structural reform, individual corporate restructuring situations, domestically oriented and economically sensitive companies, and attractively valued technology companies. As always, it is difficult, if not impossible, to forecast the future, but the global economy is large and resilient. We remind shareholders that a prudent investment strategy is one that is based on long-term goals. Also, our portfolio management team and our analysts have many years of experience and remain attentive to balancing the risks and rewards of the portfolio.


The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

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Investment Terms to Know
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           Cross-     When businesses hold each other's stocks for
    shareholdings     relationship-maintenance purposes instead of purchasing
                      stock for the purpose of making a profit.
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        Deflation     The opposite of inflation, refers to the decline in prices of goods and services. Not to be confused with
                      disinflation, which is the slowing down of the rate of
                      price increases.
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      Fundamental     Analysis of companies and their stock prices based on the
       valuations     projected impact of management, products, sales and
                      earnings on their balance sheets and income statements.
                      Distinct from technical valuation, which evaluates the
                      attractiveness of a stock based on historical price and
                      trading volume movements, rather than the financial
                      results of the underlying company.
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   Macroeconomics     The analysis of a nation's economy as a whole, using such
                      aggregate data as price levels, unemployment, inflation
                      and industrial production. Macroeconomic backdrop refers
                      to the economic data of one or more countries.
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    Restructuring     Implementation of major corporate changes aimed at greater efficiency and adaptation to changing markets.
                      Cost-cutting initiatives, debt retirement, management
                      realignments and the sale of noncore businesses are all
                      developments frequently associated with corporate
                      restructuring.
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Structural reform     Meaningful, broad-based permanent change to how a
                      government or an industry operates. For example, the
                      recent Bush tax cuts are not structural reform, but
                      privatizing a country's pension system is.
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     Underweight/     The allocation of assets -- usually in terms of sector,
       overweight     industry or country -- within a portfolio relative to the
                      portfolio's benchmark index or investment universe.
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Source: Zurich Scudder Investments, Inc.

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Portfolio Summary                                                August 31, 2001
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 Geographical (Excludes Cash Equivalents)               8/31/01        8/31/00
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Europe                                                     75%            66%
Japan                                                      19%            25%
Pacific Basin                                               4%             7%
Canada                                                      2%             2%
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                                                          100%           100%
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 Sector Diversification (Excludes Cash Equivalents)     8/31/01        8/31/00
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Financial                                                  22%            24%
Manufacturing                                              12%            12%
Energy                                                     11%             6%
Consumer Staples                                            9%             6%
Health                                                      8%             5%
Technology                                                  7%            14%
Communications                                              5%            12%
Consumer Discretionary                                      5%             3%
Service Industries                                          5%             4%
Other                                                      16%            14%
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                                                          100%           100%
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Geographical and sector diversification are subject to change.

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings at August 31, 2001* (23.4% of Portfolio)
--------------------------------------------------------------------------------
 1. Total Fina Elf SA                                                      3.1%
    Explorer of oil and natural gas in France
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2.  BP PLC                                                                 2.8%
    Provider of oil internationally based in the United Kingdom
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3.  E.On AG                                                                2.7%
    Distributor of oil and chemicals in Germany
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4.  Shell Transport & Trading PLC                                          2.4%
    Provider of oil internationally based in the United Kingdom
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5.  Suez SA                                                                2.2%
    Builder of water treatment plants in France
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6.  Aventis SA                                                             2.2%
    Manufacturer of life science products in France
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7.  GlaxoSmithKline PLC                                                    2.2%
    Developer of vaccines, health-related consumer products,
    prescriptions and OTC medicines in the United Kingdom
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8.  Canadian National Railway Co.                                          2.0%
    Operator of railroads in Canada
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9.  Nestle SA                                                              2.0%
    Producer and seller of food products in Switzerland
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10. Heineken NV                                                            1.8%
    Brewer of alcoholic beverages in the Netherlands
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* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 16. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                       as of August 31, 2000
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                                                      Shares         Value ($)
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Common Stocks 98.4%
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Australia 1.9%
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BHP Billiton Ltd. (Producer of petroleum,
  mineral and steel products)                        8,536,005      42,200,246
WMC Ltd. (Developer of mineral products)             6,239,504      27,593,341
--------------------------------------------------------------------------------
                                                                    69,793,587
--------------------------------------------------------------------------------

Austria 0.5%
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OMV AG (Producer of oil and gas)                       197,709      19,289,000
--------------------------------------------------------------------------------

Belgium 0.6%
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Dexia Strip VVRR* (Supplier of municipal lending
   services)                                            80,150             731
Interbrew (Brewer of beer)                             920,700      22,968,558
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                                                                    22,969,289
--------------------------------------------------------------------------------

Canada 2.1%
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Canadian National Railway Co. (Operator of
  railroads in Canada)                               1,736,260      75,502,718
Precision Drilling Corp.* (Provider of drilling
  and energy services)                                 102,900       2,523,198
--------------------------------------------------------------------------------
                                                                    78,025,916
--------------------------------------------------------------------------------

Denmark 0.7%
--------------------------------------------------------------------------------
Novo Nordisk AS "B"* (Developer of diabetes care
  products)                                            624,500      26,154,345
--------------------------------------------------------------------------------

France 21.2%
--------------------------------------------------------------------------------
Aventis SA (Manufacturer of life science
products)                                            1,134,088      83,241,926
BNP Paribas SA (Provider of banking services)          722,143      66,503,433
Christian Dior SA (Manufacturer of luxury
  products)                                            489,730      17,102,318
Coflexip SA (Manufacturer of flexible pipe and
  cables)                                               29,367       5,060,820
Compagnie Generale de Geophysique SA* (Provider
  of geophysical services, equipment and
  software products)                                    62,130       3,149,747
Compagnie Generale d'Industrie et de
  Participations (Producer of automobile
  components, diagnostic equipment and abrasive
  pellets)                                             238,737       7,542,624
Credit Lyonnais SA (Provider of diversified
  banking services)                                  1,595,627      62,836,801
Eurotunnel SA* (Designer of the tunnel that runs
  under the English Channel)                        41,350,199(c)   39,211,227
Groupe Danone (Producer of food products
  worldwide)                                           486,586      66,417,251
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Lafarge SA* (Supplier of various building
  materials)                                           315,461      28,720,582
Orange SA* (Provider of cellular telephone
  services)                                          1,452,065       9,784,305
Sanofi-Synthelabo SA (Manufacturer of health
  care products and medical and surgical
  equipment)                                           428,724      28,165,098
Schneider Electric SA (Manufacturer of
  electronic components and automated
  manufacturing systems)                               801,748      44,593,053
Societe BIC SA (Manufacturer of office supplies)       466,208      18,793,156
Societe Generale "A" (Provider of commercial
  banking services)                                    673,010      39,764,544
STMicroelectronics NV (Manufacturer of
  semiconductor integrated circuits)                   797,510      24,360,176
Suez SA (Builder of water treatment plants)          2,443,196      83,538,959
Technip (Designer and constructor of industrial
  facilities)                                           28,589       4,243,780
Total Fina Elf SA (Explorer of oil and natural
  gas)                                                 781,300     115,905,718
Vivendi Universal SA (Operator of music,
  television and film and telecommunications
  businesses)                                          709,368      38,937,456
--------------------------------------------------------------------------------
                                                                   787,872,974
--------------------------------------------------------------------------------

Germany 12.5%
--------------------------------------------------------------------------------
Allianz AG (Provider of multi-line insurance           133,592      37,760,839
services)
AMB Generali Holding AG (Provider of insurance
  and financial services worldwide)                    108,589      11,584,337
BASF AG (Producer of chemicals)                        619,546      25,590,056
Bayer AG (Producer of chemical products)             1,925,864      61,811,284
Bayerische Hypo-und Vereinsbank AG (Provider of
  banking services)                                    499,911      20,922,080
Beiersdorf AG (Supplier of disposable medical
   products)                                             6,500         791,807
Deutsche Bank AG (Registered) (Provider of
  financial services)                                  307,026      21,275,914
Deutsche Lufthansa AG (Operator of international
  airline services)                                    553,070       8,774,630
Deutsche Telekom AG (Registered) (Provider of
  telecommunication services)                        1,741,823      26,999,295
E.On AG (Distributor of oil and chemicals)           1,836,953     100,998,481
Heidelberger Druckmaschinen AG (Manufacturer of
  commercial printing presses)                         119,282       6,014,500
Infineon Technologies AG (Manufacturer and
  marketer of semiconductors and related
  products)                                            661,364      15,648,669
KarstadtQuelle AG (Operator of department
  stores)                                              675,033      23,081,060
MAN AG (Operator of a commodities trading
  company)                                             170,604       3,842,250
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Metro AG (Operator of building, clothing,
  electronic and food stores)                          671,500      26,940,036
Muenchener Rueckversicherungs-Gesellschaft AG
  (Registered) (Operator of an insurance
  company)                                             188,273      54,315,383
ProSieben Sat.1 Media AG (pfd.) (Producer and
  broadcaster of television programming)                59,457         626,159
Siemens AG (Manufacturer of electrical and
  electronic equipment)                                351,596      18,081,004
--------------------------------------------------------------------------------
                                                                   465,057,784
--------------------------------------------------------------------------------

Hong Kong 0.4%
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Provider of investment
  services and other diversified services)           1,895,900      16,164,281
--------------------------------------------------------------------------------

Italy 4.7%
--------------------------------------------------------------------------------
Assicurazioni Generali SpA (Provider of              1,983,200      63,018,604
insurance and financial services)
Mediobanca SpA (Provider of medium- and
  long-term business loans and credit)               5,387,450      65,922,741
Riunione Adriatica di Sicurta SpA (Provider of
  insurance services)                                3,099,900      42,114,673
Saipem SpA (Provider of offshore and onshore
  drilling services)                                   685,000       3,966,101
--------------------------------------------------------------------------------
                                                                   175,022,119
--------------------------------------------------------------------------------

Japan 18.6%
--------------------------------------------------------------------------------
Asahi Glass Co., Ltd. (Manufacturer and seller
  of a variety of glass products)                    1,889,000      10,778,842
Canon, Inc. (Producer of visual image and
  information equipment)                               508,000      15,305,841
Chugai Pharmaceutical Co., Ltd. (Producer of
  pharmaceuticals)                                   2,179,000      35,155,218
Dai Nippon Printing Co., Ltd. (Operator of
  printing business)                                   543,000       5,799,251
Daiwa Securities Group, Inc. (Provider of
  brokerage and other financial services)            2,531,000      21,428,935
East Japan Railway Co. (Operator of railroad
  services)                                              5,551      32,795,842
Fast Retailing Co., Ltd. (Operator of casual
  clothes retail chain)                                126,700      15,994,782
Matsushita Electric Industrial Co., Ltd.
  (Manufacturer of consumer electronic products)     2,361,000      35,846,188
Mitsubishi Corp. (Operator of a general trading
  company)                                           1,601,000      13,339,421
Mitsubishi Estate Co., Ltd. (Provider of real
  estate services)                                   4,198,000      47,307,877
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Mitsubishi Heavy Industries, Ltd. (Manufacturer
  of heavy machinery)                                3,521,000      14,372,033
Mitsui & Co., Ltd. (Provider of general trading
   services)                                         1,838,000      12,668,928
Mitsui Fudosan Co., Ltd. (Provider of real
  estate services)                                   4,898,000      55,031,392
Mizuho Holdings, Inc. (Provider of financial
  services)                                              1,890       7,825,955
Murata Manufacturing Co., Ltd. (Manufacturer of
  ceramic applied electronic computers)                245,200      14,651,742
NEC Corp. (Manufacturer of telecommunication and
  computer equipment)                                1,995,000      24,362,439
Nikko Securities Co., Ltd. (Provider of
  comprehensive financial services)                  3,560,000      23,609,493
Nintendo Co., Ltd. (Manufacturer of game
   equipment)                                           83,100      13,253,198
Nippon Telegraph & Telephone Corp. (Provider of
  telecommunication services)                            4,079      18,537,788
Nissan Motor Co., Ltd. (Manufacturer of motor
  vehicles)                                          5,888,000      34,390,439
Nomura Securities Co., Ltd. (Provider of
  financial services)                                2,827,000      48,060,428
NTT DoCoMo, Inc. (Provider of various
  telecommunication services and equipment)              2,749      33,778,320
Sankyo Co., Ltd. (Manufacturer of pharmaceutical
  products)                                          1,818,000      37,486,113
Sega Corp.* (Maker of commercial amusement
  equipment)                                           592,500       9,673,876
Sharp Corp.* (Manufacturer of consumer and
  industrial electronics)                            4,385,000      46,794,984
Sony Corp. (Manufacturer of consumer electronic
  products)                                            238,900      10,636,097
Sumitomo Mitsui Banking Corp. (Provider of
  commercial banking services)                             200           1,633
Takeda Chemical Industries, Ltd. (Manufacturer
  of pharmaceutical products)                          298,000      12,264,097
Tokyo Electron Ltd. (Manufacturer of
  semiconductor production equipment)                  299,000      16,407,002
Toshiba Corp. (Manufacturer of general
  electronic products)                               4,187,000      21,460,049
West Japan Railway Co. (Provider of railway
  transportation services)                                 637       3,490,044
--------------------------------------------------------------------------------
                                                                   692,508,247
--------------------------------------------------------------------------------

Korea 0.5%
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Manufacturer of
  electronic parts)                                    136,700      20,291,406
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Netherlands 6.0%
--------------------------------------------------------------------------------
ASML Holding NV* (Developer of photolithography
  projection systems)                                  504,400       8,995,875
DSM NV (Manufacturer of chemicals)                     373,100      13,944,491
Elsevier NV (Publisher of scientific,
  professional, business and consumer
  information books)                                 1,430,440      17,985,951
Gucci Group NV (Designer and producer of
  personal luxury accessories and apparel)             248,780      19,524,254
Heineken NV* (Brewer of alcoholic beverages)         1,598,800      67,276,801
ING Groep NV (Provider of financial services to
  individuals, corporations and other
  institutions)                                        948,400      30,058,742
Unilever NV (Manufacturer of packaged food and
  personal care products)                              940,620      57,677,441
Wolters Kluwer NV (Publisher of information for
  specific occupational and industrial groups)         263,800       5,652,520
--------------------------------------------------------------------------------
                                                                   221,116,075
--------------------------------------------------------------------------------

Norway 0.1%
--------------------------------------------------------------------------------
Statoil ASA* (Supplier of crude oil and natural
gas)                                                   213,500       1,498,381
--------------------------------------------------------------------------------

Spain 1.7%
--------------------------------------------------------------------------------
Industria de Diseno Textil, SA* (Manufacturer
  and retailer of apparel)                           1,265,982      22,220,701
Repsol YPF, SA (Explorer, developer and producer
  of crude oil products and natural gas)             2,386,300      40,361,616
--------------------------------------------------------------------------------
                                                                    62,582,317
--------------------------------------------------------------------------------

Sweden 1.0%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB "B" (Producer
  of advanced systems and products for wired and
  mobile communications)                             7,282,700      36,045,001
--------------------------------------------------------------------------------

Switzerland 6.3%
--------------------------------------------------------------------------------
Nestle SA (Registered)* (Producer and seller of
  food products)                                       349,723      74,037,707
Roche Holding AG* (Manufacturer of
  pharmaceutical and chemical products)                398,358      28,630,409
Serono SA "B" (Developer and marketer of
  biotechnology products)                               56,298      51,872,578
Swiss Re (Registered) (Provider of reinsurance,
  insurance and banking services)                      262,520      26,209,370
Syngenta AG (Registered)* (Producer of seeds and
  chemicals for crop protection products)              388,939      20,409,531
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
UBS AG (Registered)* (Provider of commercial and
  investment banking services)                         656,149      32,122,769
--------------------------------------------------------------------------------
                                                                   233,282,364
--------------------------------------------------------------------------------

Taiwan 1.5%
--------------------------------------------------------------------------------
Au Optronics Corp.* (Manufacturer and marketer
  of thin film transistors)                         12,173,040       9,165,915
Hon Hai Precision Industry Co., Ltd.
  (Manufacturer of electronic products)                    144             557
Taiwan Semiconductor Manufacturing Co., Ltd.*
  (Manufacturer of integrated circuits and other
  semiconductor devices)                            15,858,400      29,392,922
United Microelectronics Corp., Ltd.*
  (Manufacturer of integrated circuits)             14,385,250      16,580,740
--------------------------------------------------------------------------------
                                                                    55,140,134
--------------------------------------------------------------------------------

United Kingdom 18.1%
--------------------------------------------------------------------------------
Anglo American PLC (Producer of mining and
  natural resources products)                          930,904      13,555,821
BP PLC (Provider of oil internationally)            12,291,033     104,614,970
British Airways PLC (Provider of passenger and
  cargo airline services)                            4,905,543      21,858,958
British Telecom PLC (Provider of
  telecommunication services)                        4,766,756      29,292,491
Compass Group PLC (Operator of an international
  food service group)                                5,201,895      39,768,739
EMI Group PLC (Producer of music recordings)         5,089,605      30,387,073
GlaxoSmithKline PLC (Developer of vaccines,
  health- related consumer products,
  prescriptions and OTC medicines)                   3,069,589      81,710,404
J Sainsbury PLC (Distributor of food)                9,542,661      52,631,176
Powergen PLC (Provider of electric utilities in
  the United Kingdom)                                1,252,562      13,588,654
Reed International PLC (Publisher of scientific,
  professional and business-to-business
  materials)                                         6,979,580      61,693,430
Reuters Group PLC (Provider of international
  news and information)                              4,250,594      48,094,075
Rio Tinto PLC (Operator of a mining,
  manufacturing and development company)             2,011,316      36,318,084
Shell Transport & Trading Co. PLC (Provider of
  oil internationally)                              10,977,221      90,794,947
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Vodafone Group PLC (Provider of mobile
  telecommunication services)                       24,089,950      48,234,695
--------------------------------------------------------------------------------
                                                                   672,543,517
--------------------------------------------------------------------------------
Total Common Stocks (Cost $3,611,831,392)                        3,655,356,737
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Warrants 0.0%
--------------------------------------------------------------------------------

France
Compagnie Generale d'Industrie et de
  Participations* (Provider of automotive
  components, diagnostic equipment and abrasive
  pellets) (Cost $546,838)                             238,737          78,365
--------------------------------------------------------------------------------
                                                     Principal
                                                    Amount ($)        Value ($)
--------------------------------------------------------------------------------
Participating Loan Notes 0.3%
--------------------------------------------------------------------------------

Luxembourg
Eurotunnel Finance Ltd., Step-up Coupon, 1% to
  12/31/2005, 1% plus 26.45% of net available
  cash flow to 4/30/2040 (Provider of finances
  for the Eurotunnel project) (Cost $13,351,889)     10,250(b)      11,635,705
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Repurchase Agreements 1.3%
--------------------------------------------------------------------------------
Salomon Smith Barney, 3.65%, to be repurchased
  at $48,114,505 on 9/4/2001 (Cost $48,095,000)**   48,095,000      48,095,000
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $3,673,825,119) (a)   3,715,165,807
--------------------------------------------------------------------------------

*    Non-income producing security.

** Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities.

(a) The cost for federal income tax purposes was $3,690,883,884. At August 31, 2001, net unrealized appreciation for all securities based on tax cost was $24,281,923. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $359,777,714 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $335,495,791.

(b) Represents number of contracts. Each contract equals a nominal value of EUR 2,931.

(c)  Represents number of units.

Currency Abbreviation
-------------------------------
EUR          Euro
-------------------------------





    The accompanying notes are an integral part of the financial statements.

Financial Statements
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of August 31, 2001
----------------------------------------------------------------------------------

Assets
----------------------------------------------------------------------------------
Investments in securities, at value (cost $3,673,825,119)         $ 3,715,165,807
----------------------------------------------------------------------------------
Foreign currency, at value (cost $21,108,310)                          21,525,076
----------------------------------------------------------------------------------
Receivable for investments sold                                        22,595,298
----------------------------------------------------------------------------------
Dividends receivable                                                    4,078,207
----------------------------------------------------------------------------------
Interest receivable                                                         7,330
----------------------------------------------------------------------------------
Receivable for Fund shares sold                                        16,149,718
----------------------------------------------------------------------------------
Foreign taxes recoverable                                               5,845,215
----------------------------------------------------------------------------------
Total assets                                                        3,785,366,651
----------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------
Payable for investments purchased                                      22,418,431
----------------------------------------------------------------------------------
Payable for Fund shares redeemed                                        7,228,507
----------------------------------------------------------------------------------
Accrued management fee                                                  2,070,589
----------------------------------------------------------------------------------
Other accrued expenses and payables                                     1,747,519
----------------------------------------------------------------------------------
Total liabilities                                                      33,465,046
----------------------------------------------------------------------------------
Net assets, at value                                              $ 3,751,901,605
----------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------
Net assets consist of:
Undistributed net investment income                                     8,696,281
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
  Investments                                                          41,340,688
----------------------------------------------------------------------------------
  Foreign currency related transactions                                   513,170
----------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                 (656,371,974)
----------------------------------------------------------------------------------
Paid-in capital                                                     4,357,723,440
----------------------------------------------------------------------------------
Net assets, at value                                              $ 3,751,901,605
----------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities as of August 31, 2001 (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share
($36,344,883 / 903,162 shares of capital stock outstanding, $.01
par value, 100,000,000 shares authorized)                         $        40.24
--------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share ($3,248,239,472 / 80,721,623 shares of capital stock outstanding, $.01 par value, 200,595,597
shares authorized)                                                $        40.24
--------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($312,023,694 / 7,794,054 shares of capital stock outstanding,
$.01 par value, 100,000,000 shares authorized)                    $        40.03
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $40.03)          $        42.47
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($91,848,132 / 2,306,220 shares of capital stock
outstanding, $.01 par value, 50,000,000 shares authorized)        $        39.83
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($32,495,694 / 816,160 shares of capital stock outstanding, $.01
par value, 20,000,000 shares authorized)                          $        39.82
--------------------------------------------------------------------------------
Barrett International Shares

Net Asset Value, offering and redemption price per share
($8,855,988 / 219,377 shares of capital stock outstanding, $.01
par value, 100,000,000 shares authorized)                         $        40.37
--------------------------------------------------------------------------------
Class I

Net Asset Value, offering and redemption price per share
($22,093,742 / 550,543 shares of capital stock outstanding, $.01
par value, 50,000,000 shares authorized)                          $        40.13
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statement of Operations for the year ended August 31, 2001
----------------------------------------------------------------------------------

Investment Income
----------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $9,133,291)           $    52,471,739
----------------------------------------------------------------------------------
Interest (net of foreign taxes withheld of $10,977)                     9,114,474
----------------------------------------------------------------------------------
Total Income                                                           61,586,213
----------------------------------------------------------------------------------
Expenses:
Management fee                                                         28,435,700
----------------------------------------------------------------------------------
Administrative fee                                                     15,794,577
----------------------------------------------------------------------------------
Distribution services fees                                                521,298
----------------------------------------------------------------------------------
Directors' fees and expenses                                               85,736
----------------------------------------------------------------------------------
Other                                                                     646,129
----------------------------------------------------------------------------------
Total expenses                                                         45,483,440
----------------------------------------------------------------------------------
Net investment income (loss)                                           16,102,773
----------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
----------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                          (441,303,932)
----------------------------------------------------------------------------------
Foreign currency related transactions (including foreign taxes of
$773,067)                                                              (4,490,799)
----------------------------------------------------------------------------------
                                                                     (445,794,731)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on:
Investments                                                          (861,339,897)
----------------------------------------------------------------------------------
Foreign currency related transactions                                     997,324
----------------------------------------------------------------------------------
                                                                     (860,342,573)
----------------------------------------------------------------------------------
Net gain (loss) on investment transactions                         (1,306,137,304)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $(1,290,034,531)
----------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statements of Changes in Net Assets
----------------------------------------------------------------------------------

                                                      Years Ended August 31,
Increase (Decrease) in Net Assets                      2001             2000
----------------------------------------------------------------------------------
Operations:
Net investment income (loss)                     $    16,102,773  $    11,993,808
----------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                        (445,794,731)      635,576,729
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period           (860,342,573)     (12,242,341)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                   (1,290,034,531)     635,328,196
----------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                             (58,323)              --
----------------------------------------------------------------------------------
  Class S                                             (4,158,740)      (9,066,651)
----------------------------------------------------------------------------------
  Barrett International Shares                           (35,446)         (83,506)
----------------------------------------------------------------------------------
Net realized gains:
  Class AARP                                          (2,832,588)              --
----------------------------------------------------------------------------------
  Class S                                           (222,804,901)    (489,044,063)
----------------------------------------------------------------------------------
  Class A                                             (2,225,862)      (3,204,448)
----------------------------------------------------------------------------------
  Barrett International Shares                        (1,054,123)      (2,802,911)
----------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                          5,014,096,882    4,961,467,887
----------------------------------------------------------------------------------
Net assets acquired in tax-free reorganizations      419,211,593      103,167,614
----------------------------------------------------------------------------------
Reinvestment of distributions                        219,211,623      464,101,472
----------------------------------------------------------------------------------
Cost of shares redeemed                           (5,356,610,923)  (4,318,525,427)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                   295,909,175    1,210,211,546
----------------------------------------------------------------------------------
Increase (decrease) in net assets                 (1,227,295,339)   1,341,338,163
----------------------------------------------------------------------------------
Net assets at beginning of period                  4,979,196,944    3,637,858,781
----------------------------------------------------------------------------------
Net assets at end of period (including
undistributed net investment income of
$8,696,281 and $2,821,881, respectively)         $ 3,751,901,605  $ 4,979,196,944
----------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class AARP

--------------------------------------------------------------------------------
                                                                 2001^a   2000^b
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $57.74   $57.26
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c                                  .20      .01
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                 (14.96)     .47
--------------------------------------------------------------------------------
  Total from investment operations                             (14.76)     .48
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                          (.06)      --
--------------------------------------------------------------------------------
  Net realized gains on investment transactions                 (2.68)      --
--------------------------------------------------------------------------------
  Total distributions                                           (2.74)      --
--------------------------------------------------------------------------------
Net asset value, end of period                                 $40.24   $57.74
--------------------------------------------------------------------------------
Total Return (%)                                               (26.43)     .84**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                             36       71
--------------------------------------------------------------------------------
Ratio of expenses (%)                                            1.04^d   1.05*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                         .46      .30*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        85       83
--------------------------------------------------------------------------------

^a   For the year ended August 31.

^b For the period from August 14, 2000 (commencement of sales of Class AARP shares) to August 31, 2000.

^c   Based on average shares outstanding during the period.

^d The ratio of operating expenses includes a one-time reduction in reorganization costs from fiscal 2000. The ratio without this reduction was 1.07%.

*    Annualized

**   Not annualized

Class S

--------------------------------------------------------------------------------
                            2001^a  2000^a   1999^b   1999^c    1998^c    1997^c
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value,
beginning of period       $57.73  $54.82   $50.07   $52.06    $48.07    $45.71
--------------------------------------------------------------------------------
Income (loss) from
investment operations:
  Net investment income
  (loss)^d                   .18     .16      .20e     .47^f     .43       .30
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions            (14.94)   9.38     7.20     3.10      9.16      4.53
--------------------------------------------------------------------------------
  Total from investment
  operations              (14.76)   9.54     7.40     3.57      9.59      4.83
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income     (.05)   (.13)      --       --      (.25)    (1.28)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions  (2.68)  (6.50)   (2.65)   (5.56)    (5.35)    (1.19)
--------------------------------------------------------------------------------
  Total distributions      (2.73)  (6.63)   (2.65)   (5.56)    (5.60)    (2.47)
--------------------------------------------------------------------------------
Net asset value, end of
period                    $40.24  $57.73   $54.82   $50.07    $52.06    $48.07
--------------------------------------------------------------------------------
Total Return (%)          (26.44)  17.09    15.19**   7.18     21.57     10.74
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)               3,248    4,841     3,610    3,090     2,885    2,583
--------------------------------------------------------------------------------
Ratio of expenses (%)       1.07    1.12     1.21*    1.17      1.18      1.15
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)            .43     .25      .93*     .92       .83       .64
--------------------------------------------------------------------------------
Portfolio turnover
rate (%)                      85      83       82*      80        56        36
--------------------------------------------------------------------------------

^a   For the year ended August 31.

^b For the five months ended August 31, 1999. On June 7, 1999, the Fund changed its fiscal year end from March 31 to August 31.

^c   For the year ended March 31.

^d   Based on average shares outstanding during the period.

^e Net investment income per share includes non-recurring dividend income amounting to $.02 per share.

f Net investment income per share includes non-recurring dividend income amounting to $.09 per share.

*    Annualized   **   Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------


A. Significant Accounting Policies

Scudder International Fund (the "Fund") is a diversified series of Scudder International Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is organized as a Maryland Corporation.

The Fund offers multiple classes of shares. On December 29, 2000, the Fund commenced offering additional shares: Class B, Class C and Class I. In addition, on December 29, 2000, Class R Shares were redesignated as Class A. These classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert to another class. Class I shares are offered to a limited group of investors, are not subject to initial or deferred sales charges and have lower ongoing expenses than other classes. Barrett International Shares are offered to a limited group of investors and are not subject to initial or deferred sales charges. Shares of Class AARP are designed for members of AARP. Class AARP and S shares are not subject to initial or contingent deferred sales charges. After December 29, 2000, Class S shares are generally not available to new investors. Certain detailed information for the Class A, B, C, I and Barrett International Shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution services, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Fund, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchase and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

From November 1, 2000 through August 31, 2001, the Fund incurred approximately $626,984,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending August 31, 2002.

The Fund is subject to a 20% Taiwan dollar income tax on foreign exchange gain transactions.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax return.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in passive foreign investment companies and foreign denominated investments. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Divided income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Other expenses in the Statement of Operations include ordinary changes of estimates in certain expenses.

B. Purchases and Sales of Securities

During the year ended August 31, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $3,446,767,561 and $3,688,719,824, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund has agreed to pay ZSI a fee equal to an annual rate of 0.675% on the first $6,000,000,000 of average daily net assets, 0.625% on the next $1,000,000,000 of such net assets, and 0.60% of such net assets in excess of $7,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended August 31, 2001, the fees pursuant to the Management Agreement amounted to $28,435,700, which was equivalent to an annual effective rate of 0.675% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement ("Administrative Agreement"), ZSI provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above), in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee"). The Administrative Fee under the Administrative Agreement for Class AARP, Class S and Barrett International Shares, for the period September 1, 2000 through August 31, 2001, was equal to an annual rate of 0.375%, 0.375% and 0.375%, respectively, of average daily net assets for each class, computed and accrued daily and payable monthly. The Administrative Fee for Class A for the period September 1, 2000 through April 1, 2001 was equal to an annual rate of 0.375%; and for the period April 2, 2001 through August 31, 2001 was equal to an annual rate of 0.40%, of average daily net assets, computed and accrued daily and payable monthly. The Administrative Fee for Class B, Class C and Class I, for the period December 29, 2000 (commencement of sales) through August 31, 2001, was equal to an annual rate of 0.45%, 0.425% and 0.15%, respectively, of average daily net assets for each class, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation and Scudder Investments Service Company, also subsidiaries of ZSI, are the transfer, shareholder service and dividend-paying agent for the shares of the

Fund. Scudder Trust Company, also a subsidiary of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI, provide certain services (i.e., custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). For the year ended August 31, 2001, the Administrative Fee was as follows:

                                                      Total         Unpaid at
Administrative Fee                                  Aggregated   August 31, 2001
--------------------------------------------------------------------------------
Class AARP                                        $   188,310     $    10,860
--------------------------------------------------------------------------------
Class S                                            15,049,211       1,004,976
--------------------------------------------------------------------------------
Class A                                               399,797         104,700
--------------------------------------------------------------------------------
Class B                                                88,619          36,727
--------------------------------------------------------------------------------
Class C                                                29,884          12,261
--------------------------------------------------------------------------------
Barrett International Shares                           60,917           1,374
--------------------------------------------------------------------------------
Class I                                                 6,920           2,887
--------------------------------------------------------------------------------
                                                  $15,823,658     $ 1,173,785
--------------------------------------------------------------------------------

In addition, a one-time reduction of certain costs incurred in connection with the reorganization in fiscal 2000 amounting to $14,986 on Class AARP and $14,095 on Class S is included in Administrative Fee on the Statement of Operations.

Distribution Service Agreement. Under the Distribution Service agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period December 29, 2000 (commencement of sales) through August 31, 2001, the Distribution Fee was as follows:

                                                      Total         Unpaid at
Distributor Fee                                     Aggregated   August 31, 2001
--------------------------------------------------------------------------------
Class B                                           $   147,698     $    61,194
--------------------------------------------------------------------------------
Class C                                                52,735          21,636
--------------------------------------------------------------------------------
                                                  $   200,433     $    82,830
--------------------------------------------------------------------------------


Effective December 29, 2000, in accordance with an amended and restated Distribution Service Agreement, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based on assets of shareholder accounts the firms service. This amended agreement replaced the Administrative Services Agreement for Class A and did not result in any increase in fees or expenses. For the year ended August 31, 2001, the Service Fee was as follows:

                                                      Total         Unpaid at
Service Fee                                         Aggregated   August 31, 2001
--------------------------------------------------------------------------------
Class A                                           $   254,054     $    88,117
--------------------------------------------------------------------------------
Class B                                                49,233          19,580
--------------------------------------------------------------------------------
Class C                                                17,578           7,180
--------------------------------------------------------------------------------
                                                  $   320,865     $   114,877
--------------------------------------------------------------------------------


Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2001 aggregated $53,390.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period December 29, 2000 (commencement of sales) to August 31, 2001, the CDSC for Class B and C shares aggregated $44,293 and $15,750, respectively.

Directors' Fees and Expenses. The Fund pays each Director not affiliated with the Advisor an annual retainer, plus specified amounts for attended board and committee meetings. For the year ended August 31, 2001, Directors' fees and expenses aggregated $85,736.

Other Related Parties. AARP through its affiliates, monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Acquisition of Assets

On June 15, 2001, the Fund acquired all the net assets of Kemper International Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 6,657,013 Class A shares, 2,357,136 Class B shares, 826,420 Class C shares and 204,397 Class I shares of the Fund, respectively, for 31,278,676 Class A shares, 11,553,935 Class B shares, 4,036,568 Class C shares and 938,641 Class I shares of the Kemper International Fund, respectively, outstanding on June 15, 2001. Kemper International Fund's net assets at that date ($419,211,593), including $23,294,820 of net unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $3,694,353,737. The combined net assets of the Fund immediately following the acquisition were $4,113,565,330.

On August 11, 2000, the Fund acquired all of the net assets of AARP International Stock Fund and Scudder International Growth and Income Fund pursuant to plans of reorganization approved by shareholders of the respective funds on July 13, 2000. The acquisitions were accomplished by tax-free exchanges of 1,206,125

Class AARP shares of the Fund for 3,476,954 shares of AARP International Stock Fund and 595,597 Class S shares of the Fund for 2,671,709 shares of Scudder International Growth and Income Fund outstanding on August 11, 2000. AARP International Stock Fund's net assets at that date ($69,063,164), including $322,150 of unrealized appreciation, and Scudder International Growth and Income Fund's net assets at that date ($34,104,450), including $2,609,047 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisitions were $4,794,833,129. The combined net assets of the Fund immediately following the acquisitions were $4,898,000,743.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                  Year Ended August 31, 2001        Year Ended August 31, 2000
--------------------------------------------------------------------------------
                    Shares          Dollars          Shares           Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP          499,250    $   23,903,199      35,520***     $ 2,055,944***
--------------------------------------------------------------------------------
Class S          97,071,191     4,581,528,218  77,162,962      4,904,586,415
--------------------------------------------------------------------------------
Barrett
   International
   Shares             3,119           179,672         42,572          2,681,859
--------------------------------------------------------------------------------
Class A*          8,855,538       372,964,930        798,157         52,143,669
--------------------------------------------------------------------------------
Class B**           152,173         6,244,393             --                 --
--------------------------------------------------------------------------------
Class C**           336,241        13,649,251             --                 --
--------------------------------------------------------------------------------
Class I**           373,937        15,627,219             --                 --
--------------------------------------------------------------------------------
                               $5,014,096,882                    $4,961,467,887
--------------------------------------------------------------------------------

Shares issued in tax-free reorganizations
--------------------------------------------------------------------------------
Class AARP               --    $           --      1,206,125     $   69,063,164
--------------------------------------------------------------------------------
Class S                  --                --        595,597         34,104,450
--------------------------------------------------------------------------------
Class A           6,657,013       278,133,740             --                 --
--------------------------------------------------------------------------------
Class B           2,357,136        98,130,480             --                 --
--------------------------------------------------------------------------------
Class C             826,420        34,395,689             --                 --
--------------------------------------------------------------------------------
Class I             204,397         8,551,684             --                 --
--------------------------------------------------------------------------------
                               $  419,211,593                    $  103,167,614
--------------------------------------------------------------------------------

                  Year Ended August 31, 2001        Year Ended August 31, 2000
--------------------------------------------------------------------------------
                    Shares          Dollars          Shares           Dollars
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP           56,608    $    2,774,904             --     $           --
--------------------------------------------------------------------------------
Class S           4,240,329       213,300,204      7,566,454        458,569,993
--------------------------------------------------------------------------------
Barrett
  International
  Shares             18,524           910,653         38,094          2,329,790
--------------------------------------------------------------------------------
Class A*             45,575         2,225,862         54,936          3,201,689
--------------------------------------------------------------------------------
                               $  219,211,623                    $  464,101,472
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP         (879,281)    $ (42,065,882)       (15,060)*** $ (873,162)***
--------------------------------------------------------------------------------
Class S        (104,439,377)   (4,923,142,587)   (67,322,438)    (4,299,849,795)
--------------------------------------------------------------------------------
Barrett
  International
  Shares           (252,497)      (11,739,602)       (88,451)        (5,541,896)
--------------------------------------------------------------------------------
Class A*         (8,482,016)     (356,201,713)      (186,688)       (12,260,574)
--------------------------------------------------------------------------------
Class B**          (203,089)       (8,223,404)            --                 --
--------------------------------------------------------------------------------
Class C**          (346,501)      (14,099,534)            --                 --
--------------------------------------------------------------------------------
Class I**           (27,791)       (1,138,201)            --                 --
--------------------------------------------------------------------------------
                              $(5,356,610,923)                  $(4,318,525,427)
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP         (323,423)  $   (15,387,779)     1,226,585*** $70,245,946***
--------------------------------------------------------------------------------
Class S          (3,127,857)     (128,314,165)    18,002,575      1,097,411,063
--------------------------------------------------------------------------------
Barrett
  International
  Shares          (230,854)       (10,649,277)        (7,785)          (530,247)
--------------------------------------------------------------------------------
Class A*          7,076,110       297,122,819        666,405         43,084,784
--------------------------------------------------------------------------------
Class B**         2,306,220        96,151,469             --                 --
--------------------------------------------------------------------------------
Class C**           816,160        33,945,406             --                 --
--------------------------------------------------------------------------------
Class I**           550,543        23,040,702             --                 --
--------------------------------------------------------------------------------
                               $  295,909,175                    $1,210,211,546
--------------------------------------------------------------------------------

*    On December 29, 2000, Class R Shares were redesignated as Class A.

** For the period from December 29, 2000 (commencement of sales of Class B, Class C and Class I shares) to August 31, 2001.

*** For the period from August 14, 2000 (commencement of sales of Class AARP shares) to August 31, 2000.

G. Subsequent Event

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Report of Independent Accountants
--------------------------------------------------------------------------------


To the Board of Directors of Scudder International Fund, Inc. and the Shareholders of Scudder International Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights included herein, present fairly, in all material respects, the financial position of Scudder International Fund (the "Fund") at August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights of the classes presented for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights presented (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts                                 PricewaterhouseCoopers LLP
October 19, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------


The Fund paid distributions of $2.52 per share from net long-term capital gains during its year ended August 31, 2001, of which 100% represents 20% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $165,940,000 as capital gain dividends for its year ended August 31, 2001, of which 100% represents 20% rate gains.

The Fund paid foreign taxes of $9,917,335 and earned $20,006,119 of foreign source income during the year ended August 31, 2001. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $0.11 per share as foreign taxes paid and $0.22 per share as income earned from foreign sources for the year ended August 31, 2001.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Officers and Directors
--------------------------------------------------------------------------------


Linda C. Coughlin*
   President and Director

Henry P. Becton, Jr.
   Director; President, WGBH Educational
   Foundation

Dawn-Marie Driscoll
   Director; President, Driscoll Associates;
   Executive Fellow, Center for Business
   Ethics, Bentley College

Edgar R. Fiedler
   Director; Senior Fellow and
   Economic Counsellor, The
   Conference Board, Inc.

Keith R. Fox
   Director; General Partner,
   The Exeter Group of Funds

Jean Gleason Stromberg
   Director; Consultant

Jean C. Tempel
   Director; Managing Director,
   First Light Capital, LLC

Steven Zaleznick
   Director; President and Chief Executive
   Officer, AARP Services, Inc.

Thomas V. Bruns*
   Vice President

Irene T. Cheng*
   Vice President

Joyce E. Cornell*
   Vice President

Carol L. Franklin*
   Vice President

William F. Glavin, Jr.*
   Vice President

Joan R. Gregory*
   Vice President

James E. Masur*
   Vice President

Paul Rogers*
   Vice President

Peter Sartori*
   Vice President

Howard S. Schneider*
   Vice President

John Millette*
   Vice President and Secretary

Kathryn L. Quirk*
   Vice President and Assistant Secretary

John R. Hebble*
   Treasurer

Thomas Lally*
   Assistant Treasurer

Brenda Lyons*
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary


*   Zurich Scudder Investments, Inc.

Investment Products and Services
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
 Scudder Funds
-------------------------------------------------------------------------------------------

Core                                           Income

   Scudder Balanced Fund                          Scudder GNMA Fund
   Scudder Growth and Income Fund                 Scudder High-Yield Opportunity Fund
   Scudder S&P 500 Index Fund                     Scudder Income Fund
   Scudder Select 500 Fund                        Scudder Short-Term Bond Fund
   Scudder Small Company Stock Fund
                                               Tax-Free Income
Growth
                                                  Scudder California Tax-Free Income Fund*
   Scudder 21st Century Growth Fund               Scudder High-Yield Tax-Free Fund
   Scudder Capital Growth Fund                    Scudder Managed Municipal Bonds
   Scudder Development Fund                       Scudder Massachusetts Tax-Free Fund
   Scudder Large Company Growth Fund              Scudder Medium-Term Tax-Free Fund
   Scudder Select 1000 Growth Fund                Scudder New York Tax-Free Income Fund*

Value                                          Money Market

   Scudder Dividend & Growth Fund                 Scudder Cash Investment Trust
   Scudder Large Company Value Fund               Scudder Money Market Series:
   Scudder Small Company Value Fund*                Prime Reserve Shares
                                                    Premium Shares
Sector                                              Managed Shares
                                                  Scudder Tax-Free Money Fund
   Scudder Gold Fund                              Scudder U.S. Treasury Money Fund
   Scudder Health Care Fund
   Scudder Technology Innovation Fund

Asset Allocation

   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

Global/International

   Scudder Emerging Markets Growth Fund
   Scudder Emerging Markets Income Fund
   Scudder Global Fund
   Scudder Global Bond Fund
   Scudder Global Discovery Fund
   Scudder Greater Europe Growth Fund
   Scudder International Fund
   Scudder Latin America Fund
   Scudder Pacific Opportunities Fund
   The Japan Fund, Inc.*

-------------------------------------------------------------------------------------------

*   Class S shares only

-------------------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
-------------------------------------------------------------------------------------------

Retirement Programs                                    Education Accounts

   Traditional IRA                                        Education IRA
   Roth IRA                                               UGMA/UTMA
   SEP-IRA                                                IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities

-------------------------------------------------------------------------------------------
 Closed-End Funds
-------------------------------------------------------------------------------------------

   The Argentina Fund, Inc.                            Scudder High Income Trust
   The Brazil Fund, Inc.                               Scudder Intermediate Government Trust
   The Korea Fund, Inc.                                Scudder Multi-Market Income Trust
   Montgomery Street Income Securities, Inc.           Scudder Strategic Income Trust
   Scudder Global High Income Fund, Inc.               Scudder Strategic Municipal Income Trust
   Scudder New Asia Fund, Inc.                         Scudder Municipal Income Trust

------------------------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

For shareholders of Scudder funds including those in the AARP Investment Program
--------------------------------------------------------------------------------

 Convenient ways to   Automatic Investment Plan
    invest, quickly
       and reliably   A convenient investment program in which money is
                      electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average"-- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                      Automatic Dividend Transfer

                      The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                      QuickBuy

                      Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                      Payroll Deduction and Direct Deposit

                      Have all or part of your paycheck--even government checks -- invested in up to four Scudder funds at one time.

                      * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.
--------------------------------------------------------------------------------

   Around-the-clock   Automated Information Lines
 electronic account
        service and   Scudder Class S Shareholders:
       information,   Call SAIL(TM)--1-800-343-2890
     including some
       transactions   AARP Investment Program Shareholders:
                      Call Easy-Access Line-- 1-800-631-4636

                      Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                      Web Site

                      Scudder Class S Shareholders --
                      myScudder.com

                      AARP Investment Program Shareholders--
                      aarp.scudder.com

                      Scudder's Web sites allow you to view your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

                      The sites also provide prospectuses and applications for all Scudder funds, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Those who depend   Automatic Withdrawal Plan
      on investment
       proceeds for   You designate the bank account, determine the schedule (as
    living expenses   frequently as once a month) and amount of the redemptions,
    can enjoy these   and Scudder does the rest.
        convenient,
        timely, and   Distributions Direct
 reliable automated
withdrawal programs   Automatically deposits your fund distributions into the
                      bank account you designate within three business days afte each distribution is paid.

                      QuickSell

                      Provides speedy access to your money by electronically crediting your redemption proceeds to the bank account you previously designated.
--------------------------------------------------------------------------------

           For more   Scudder Class S Shareholders:
  information about
     these services   Call a Scudder representative at
                      1-800-SCUDDER

                      AARP Investment Program Shareholders:

                      Call an AARP Investment Program representative at 1-800-253-2277
--------------------------------------------------------------------------------

 Please address all   For Scudder Class S Shareholders:
            written
  correspondence to   Scudder Investments
                      PO Box 219669
                      Kansas City, MO
                      64121-9669

                      For AARP Investment Program Shareholders:

                      AARP Investment Program
                      from Scudder Investments
                      PO Box 219735
                      Kansas City, MO
                      64121-9735
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

                                   SCUDDER
                                   INVESTMENTS

                                   Two International Place
                                   Boston, MA 02110-4103















                                   A member of [LOGO] Zurich Scudder Investments

                                                                     SCUDDER
                                                                     INVESTMENTS



Scudder International Fund

--------------------------------------------------------------------------------
                                       Classes A, B, C and I
--------------------------------------------------------------------------------

                                       Annual Report
                                       August 31, 2001










For investors seeking long-term growth of capital by investing at least 65 percent of its total assets in foreign equities.

Contents
--------------------------------------------------------------------------------


           3    Economic Overview

           5    Performance Summary

           8    Portfolio Management Review

          15    Investment Terms to Know

          16    Portfolio Summary

          18    Investment Portfolio

          25    Financial Statements

          29    Financial Highlights

          33    Notes to Financial Statements

          43    Report of Independent Accountants

          44    Tax Information

          45    Officers and Directors

          46    Account Management Resources




Scudder International Fund                       Nasdaq Symbol     CUSIP Number
--------------------------------------------------------------------------------
Class A                                              SUIAX          811165-810
--------------------------------------------------------------------------------
Class B                                              SUIBX          811165-794
--------------------------------------------------------------------------------
Class C                                              SUICX          811165-786
--------------------------------------------------------------------------------
Class I                                              SUIIX          811165-778
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans, and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Economic Overview
--------------------------------------------------------------------------------


Dear Shareholder:

Odds of a recession appeared to be abnormally high before September 11. By now, recession may be a near certainty. Economic activity fell hard in the immediate aftermath of the terrorist attacks, and we expect the economy to continue its decline until early next spring.

To understand why, let's start by looking at the nation's demand for cash, which was on the rise even before the attacks. Our research has shown that nervous people like more cash, so confidence and cash levels tend to move in opposite directions. From the end of 1999 to the end of June 2001, households added $100 billion to their cash supplies. They will now likely want to add more.

Jittery Americans could carry their hoarding too far, but we think it's a small risk. Consumer lending is different than it was in the late 1970s and 1980s, when banks would cut people off at the first sign of trouble. Worries about that are reduced now because markets, for the most part, not banks, supply the funds through asset-backed securities and secondary mortgage markets.

But right now, shoppers are spending less. They had too much debt and were trying to rein in their spending when the terrorist attacks sapped their confidence. Although people will still buy groceries, visit the doctor and pay their kids' tuition, we don't expect total consumption to get back to this summer's level before the end of 2002.

As their customers retrench, business executives will do the same. They already cut capital spending, and will review outlays for the coming months. Before September 11, managers had planned for growth that didn't happen. Looking at factories, spare capacity is higher than at any time since 1983. But that's just the tip of the iceberg: We believe that many service industries are vastly oversized. And companies that over-invested have no choice but to compete on price. We anticipate that lower prices will limit revenue growth, making any profit rebound tepid next year.

Poor corporate pricing power also means low inflation. Many people think the money the Fed is putting into the system is bound to be an inflation problem down the road, but we don't see it that way. Inflation is determined not only by how much money is floating around but by what people do with it. Companies have had to use money to write off bad debts rather than make

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 8/31/01
--------------------------------------------------------------------------------

                                    2 years ago  1 year ago  6 months ago   Now

Inflation Rate (a)                     2.1          3.6         3.7         2.7
U.S. Unemployment Rate (b)             4.2          4.0         4.20        4.9
Federal Funds Rate (c)                 5.00         6.50        5.5         3.5
Industrial Production (d)              5.4          5.7         1.7        -3.3
Growth Rate of Personal Income (e)     4.50         7.1         6.8         5.3

--------------------------------------------------------------------------------
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------


new loans, and individuals have been holding more cash. If the Fed were not creating a lot of money, this "money destruction" would cause severe problems for the economy. Even though we expect the Fed to continue to ease policy, inflation will likely be lower next year and lower still in the years to come.

Here's the good part: We believe that the private sector will be pulling back at the exact same time the government is stepping in with new outlays to help offset some of the damage.

Recessions are never welcome, but they force people and businesses to reduce the excesses built up in a boom. As despicable as the terrorist attacks were, individuals and businesses are likely to react by aggressively correcting excesses that have built up over the past several years. We believe that the corrective actions will hurt now but will brighten the medium- to long-term outlook. We believe Americans will quickly put their houses in order, and by the end of 2002, the stage should be set for another expansion.

Zurich Scudder Investments, Inc.
Economics Group


The sources, opinions and views expressed are those of the economic advisors of Zurich Scudder Investments, Inc. as of October 1, 2001, and are subject to change at any time, based on market and other conditions.

Performance Summary                                              August 31, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Average Annual Total Returns (Unadjusted for Sales Charge)
--------------------------------------------------------------------------------
Scudder International Fund                   1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Class A^(a)                                 -26.63%     4.05%    6.79%     8.22%
--------------------------------------------------------------------------------
Class B^(a)                                 -27.22%     3.27%    5.97%     7.37%
--------------------------------------------------------------------------------
Class C^(a)                                 -27.23%     3.28%    5.99%     7.39%
--------------------------------------------------------------------------------
MSCI EAFE & Canada Index+                   -25.25%     1.90%    2.84%     5.71%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------
                                          Class A       Class B        Class C
--------------------------------------------------------------------------------
Net Asset Value:
8/31/01                                 $   40.03      $   39.83     $   39.82
--------------------------------------------------------------------------------
8/31/00 Class A* and 12/29/00 Class B
and Class C (commencement of sales)     $   57.54      $   50.14     $   50.14
--------------------------------------------------------------------------------
Distribution Information:
Twelve Months:
  Capital Gains Distributions           $    2.68      $      --     $      --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Class S Lipper Rankings -- International Funds Category
--------------------------------------------------------------------------------
                                                         Number of
                                                            Funds     Percentile
Period                                     Rank           Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                      328     of      724          46
--------------------------------------------------------------------------------
3-Year                                      168     of      530          32
--------------------------------------------------------------------------------
5-Year                                      57      of      333          18
--------------------------------------------------------------------------------
10-Year                                     14      of      56           25
--------------------------------------------------------------------------------

Rankings/ratings are historical and do not guarantee future results. Rankings are for Class S; rankings for share classes may vary.

Source: Lipper, Inc.

^(a) On December 29, 2000 the fund began offering additional classes of shares, namely the Class B and C shares. In addition, Class R Shares were redesignated as Class A. Returns shown for Class A prior to 8/2/99 and prior to 12/29/00 for Class B and C shares are derived from the historical performance of Class S shares of the Scudder International Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

* On December 29, 2000, Class R Shares were redesignated as Class A shares.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment(c) (Adjusted for Sales Charge)
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                            Scudder
                         International         MSCI EAFE &
                       Fund -- Class A^(b)   Canada Index+

           '91                9425              10000
           '92                9985               9981
           '93               11888              12546
           '94               13637              13883
           '95               13745              14002
           '96               14947              15138
           '97               17308              16636
           '98               18431              18866
           '99               24273              20762
           '00               28315              23289
           '01               20762              17419


                         Yearly periods ended August 31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Comparative Results (Adjusted for Sales Charge)
--------------------------------------------------------------------------------
Scudder International Fund                   1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Class A^(b)        Growth of $10,000         $6,915   $10,617   $13,092  $20,762
                   -------------------------------------------------------------
                   Average annual
                   total return              -30.85%   2.02%     5.54%    7.58%
--------------------------------------------------------------------------------
Class B^(b)        Growth of $10,000         $7,071   $10,853   $13,282  $20,364
                   -------------------------------------------------------------
                   Average annual
                   total return              -29.29%   2.77%     5.84%    7.37%
--------------------------------------------------------------------------------
Class C^(b)        Growth of $10,000         $7,277   $11,018   $13,376  $20,407
                   -------------------------------------------------------------
                   Average annual
                   total return              -27.23%   3.28%     5.99%    7.39%
--------------------------------------------------------------------------------
MSCI EAFE & Canada Growth of $10,000         $7,475   $10,580   $11,504  $17,419
Index+             -------------------------------------------------------------
                   Average annual
                   total return              -25.25%   1.90%     2.84%    5.71%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

+    The Morgan Stanley Capital International (MSCI) Europe, Australia, Far East
     (EAFE) & Canada Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada. Index returns assume reinvestment of dividends net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

^(b) On December 29, 2000 the fund began offering additional classes of shares, namely the Class B and C shares. In addition, Class R Shares were redesignated as Class A. Returns shown for Class A shares from 8/2/99 to 12/29/00 reflect Class R performance adjusted for the maximum sales charge. Returns prior to 8/2/99 for Class A shares, and prior to 12/29/00 for Class B and Class C shares, are from the historical performance of Class S shares of Scudder International Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.

(c) The fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------


Scudder International Fund: A Team Approach to Investing

Scudder International Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Irene T. Cheng joined the Advisor in 1993 and the fund team in 1998. Ms. Cheng has over 16 years of industry experience and focuses on portfolio management and equity strategy for the Advisor's international equity accounts.

Portfolio Manager Carol L. Franklin joined the Advisor in 1981 and the fund team in 1986. Ms. Franklin has over 26 years of experience in finance and investing.

Portfolio Manager Nicholas Bratt joined the Advisor and the team in 1976. Mr. Bratt is the director of the Advisor's Global Equity Group.

Portfolio Manager Marc J. Slendebroek joined the Advisor in 1994 and the fund team in 1999. Mr. Slendebroek began his investment career in 1989.

The international economic backdrop remained negative for most of the one-year period ended August 31, 2001, characterized largely by a marked slowdown in global economic growth and extreme stock market volatility. Scudder International Fund slightly lagged its benchmark index for the annual period. Here, Lead Portfolio Manager Irene Cheng and Portfolio Manager Marc Slendebroek review the fund's performance for the period. However, even though the annual report has traditionally also offered insights into the potential international equity environment in months ahead, this time such commentary will be brief and quite general. Given the uncertain nature of the future of international markets as a result of the terrorist attack on the United States in early September, speculating on the future is virtually impossible. Please stay in frequent contact with your financial professional or visit www.scudder.com for updates on the fund's performance and composition.

Q: Will you review the nature of international markets for the one-year period ended August 31?

A: Global markets declined for the bulk of the period. As the year progressed, a bear market environment became more and more evident. Swings in investor sentiment were both powerful and frequent, as the economic backdrop deteriorated in fits and starts. The corporate landscape was increasingly driven to shift away from rising profit expectations, to a slowdown or even decline. Indeed, investor nervousness about the technology slowdown, rising oil prices and widespread economic malaise hurt stock prices as well as consumer confidence. A series of disappointing earnings announcements and corporate layoffs only made these problems worse.

Of the major international stock markets, Japan's was the weakest performer. The global economic slowdown hit Japan especially hard given the fragile state of its domestic economy. Initially, the Japanese indices rallied briefly on the landslide victory of Prime Minister Koizumi, who assumed leadership of the country on a strongly reformist platform. The market subsequently fell back, however, due to increasing signs of economic slowdown combined with a more sober view of the deflationary pain that could accompany any rigorous reforms. (See Terms to Know.) Investors realized that Japan's economic situation could likely worsen before any turnaround.

While we feel that the immediate economic outlook remains poor, we see encouraging signs that Japan is preparing to put forth its best effort in years to deal with the structural problems overwhelming the economy, such as the banking system's legacy of bad loans. What needs to be done has never been the subject of much debate. Now, the severity of the economic pressures on Japan could ultimately force both deeper and quicker action by the authorities, as alternatives to structural reform have further eroded. (See Terms to Know.)

The European markets also retracted significantly from previous highs, but they performed relatively better, with particular help from the United Kingdom and Germany. Europe benefited from being early in its economic cycle and from its relative lack of market or economic excesses. For example, Europe has been less burdened by the imbalances that characterize the U.S. financial system, namely the high levels of debt among corporations and consumers. Moreover, we feel that recent changes to tax and pension systems in countries such as Germany, France and Italy show that progress on structural reform continues despite the current downturn. Evidence of the continued restructuring of the European financial landscape emerged when some of Germany's leading financial institutions -- Allianz, Dresdner Bank, Munich Re and Ergo -- announced a four-way reorganization. (See Terms to Know.) This move may free up capital tied up in cross-shareholdings, which then can be redeployed more efficiently. (See Terms to Know.)

Q: Against this backdrop how did the Scudder International Fund perform?

A: Scudder International Fund declined 26.63 percent (Class A shares unadjusted for sales charges) for the one-year period ended August 31, 2001. Our benchmark, the MSCI EAFE+Canada Index, declined as well, with a negative return of 25.25 percent for the same period. The MSCI EAFE+Canada Index (Morgan Stanley Capital International Europe, Australia, Far East and Canada) is an unmanaged index generally accepted as a benchmark for major overseas markets, including Canada.

The most problematic region of the past year has been Japan. Despite our having significantly curtailed the portfolio's exposure in that region earlier in the year, the fund's holdings of Japanese consumer electronics, industrial electronics and technology companies hurt performance. Our rationale behind these investments was based on the longer-term restructuring efforts that these companies are undergoing. During the past year, the notable progress that companies such as Toshiba and NEC had been making on this front was overwhelmed in the near term by the economic downturn and its particular hit on the Japanese tech-related sectors.

In Europe, the fund suffered from too high an exposure to media and publishing stocks, particularly those of companies more dependent on advertising-driven revenues. There have been favorable trends in these industries. For example, European advertising budgets are low relative to those in the United States, suggesting they have room for long-term growth. Short-term developments overwhelmed these favorable long-term trends; however, these sectors declined because corporate budgets for advertising spending were dramatically cut in reaction to signs of economic softening. As the macroeconomic -- or big picture -- backdrop deteriorated more aggressively than we expected, what originally appeared to be attractive valuations were, in fact, still too high. (See Terms to Know.)

Q: What holdings helped to cushion some of these negative forces?

A: Our holdings among transportation companies bolstered performance, particularly Canadian National Railway, which was up nearly 50 percent for the period, as price increases were introduced and restructuring efforts continued. Eurotunnel of France and East Japan Railway also added to performance, as both companies continue to undergo substantial financial and operational reform.

The fund also benefited from the decision to curtail its exposure to the industrial sector. Most multinational manufacturing and engineering companies fell sharply as the global corporate investment boom abruptly came to a halt toward the end of 2000. The portfolio's cutbacks in the field of telecommunications operators and equipment providers also aided performance. Vodafone, France Telecom, Nortel Networks and Nokia declined steeply as the financial performance of the operators came under pressure, which then led to cutbacks in their spending plans. Technology delays with the rollout of the mobile-Internet services aggravated the industry's problems.

Q:  How did you position the portfolio?

A: The fund maintained a diversified exposure between Japan and all the major markets of Europe. The portfolio focus was on individual stock selection, and to a lesser extent the sector allocation. Over the course of the period, as the macroeconomic environment became more questionable, the fund's positioning tilted toward more defensive stocks. In particular, we favored companies whose balance sheets were stronger and cash earnings power was more predictable. This preference led to an increasing emphasis on the traditionally more defensive sectors such as consumer staples, pharmaceuticals, energy and utilities. While the core of the portfolio holdings maintained this notably defensive tilt, more cyclically sensitive holdings were added selectively as the markets pulled back and fundamental valuations began to appear more attractive. (See Terms to Know.) For example, we've recently added to one of Germany's more prominent diversified electrical companies, Siemens. With stock now more reasonably priced, Siemens is attractive because of a strong balance sheet and diversified business units, including what we believe to be recession-resistant units.

Over the course of the year, the fund remained underweight in banks across Europe and Japan. (See Terms to Know.) Our investment strategy has assumed that the beneficial impact of declining interest rates will be more than consumed by increasing credit losses on bank balance sheets. Our research shows that the loan-loss provisions of banks in Europe are at cyclically low levels, not reflective of the likely bad debts to arise from the recession that we believe lies ahead. In the consumer discretionary segments such as media, consumer electronics and luxury goods, we progressively reduced exposure over the course of the year. As expectations for revenue growth in these areas had to be marked down, the valuations of these companies became relatively unattractive. Similarly, portfolio exposure to the semiconductor group was also cut as rapid deterioration in the global economy forced a deferral of the recovery prospects for this sector. As examples of where these funds were redeployed, we added to the portfolio's holdings in the telecom services sector following steep falls in valuations during the past 18 months. We also added to energy holdings over the period, as the supply/demand characteristics of the industry were more attractive than the stock valuations were suggesting.

The portfolio maintained a slightly underweight position in Japan. Individual company valuations by many measures have fallen to historically low levels, but a decade of disappointment in the economic stewardship of this country has warranted some further caution. Indeed, the advent of deep structural reforms has never been more likely than it is today, as Japan's options have become very limited. We are expecting these reforms and in turn anticipate severe economic pain as bankruptcies and job losses grow. Simply put, we have been expecting things to necessarily worsen before they get better, and we remain vigilant for more compelling valuations down the road. In the meantime, the Japanese portion of the portfolio remains focused on four pillars: beneficiaries of policy change and structural reform, individual corporate restructuring situations, domestically oriented and economically sensitive companies, and attractively valued technology companies. As always, it is difficult, if not impossible, to forecast the future, but the global economy is large and resilient. We remind shareholders that a prudent investment strategy is one that is based on long-term goals. Also, our portfolio management team and our analysts have many years of experience and remain attentive to balancing the risks and rewards of the portfolio.


The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Investment Terms to Know
--------------------------------------------------------------------------------

           Cross-     When businesses hold each other's stocks for
    shareholdings     relationship-maintenance purposes instead of purchasing
                      stock for the purpose of making a profit.
--------------------------------------------------------------------------------

        Deflation     The opposite of inflation, refers to the decline in prices of goods and services. Not to be confused with
                      disinflation, which is the slowing down of the rate of
                      price increases.
--------------------------------------------------------------------------------

      Fundamental     Analysis of companies and their stock prices based on the
       valuations     projected impact of management, products, sales and
                      earnings on their balance sheets and income statements.
                      Distinct from technical valuation, which evaluates the
                      attractiveness of a stock based on historical price and
                      trading volume movements, rather than the financial
                      results of the underlying company.
--------------------------------------------------------------------------------

   Macroeconomics     The analysis of a nation's economy as a whole, using such
                      aggregate data as price levels, unemployment, inflation
                      and industrial production. Macroeconomic backdrop refers
                      to the economic data of one or more countries.
--------------------------------------------------------------------------------

    Restructuring     Implementation of major corporate changes aimed at greater efficiency and adaptation to changing markets.
                      Cost-cutting initiatives, debt retirement, management
                      realignments and the sale of noncore businesses are all
                      developments frequently associated with corporate
                      restructuring.
--------------------------------------------------------------------------------

Structural reform     Meaningful, broad-based permanent change to how a
                      government or an industry operates. For example, the
                      recent Bush tax cuts are not structural reform, but
                      privatizing a country's pension system is.
--------------------------------------------------------------------------------

     Underweight/     The allocation of assets -- usually in terms of sector,
       overweight     industry or country -- within a portfolio relative to the
                      portfolio's benchmark index or investment universe.
--------------------------------------------------------------------------------

Source: Zurich Scudder Investments, Inc.

Portfolio Summary                                                August 31, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Geographical (Excludes Cash Equivalents)               8/31/01        8/31/00
--------------------------------------------------------------------------------
Europe                                                     75%            66%
Japan                                                      19%            25%
Pacific Basin                                               4%             7%
Canada                                                      2%             2%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     8/31/01        8/31/00
--------------------------------------------------------------------------------
Financial                                                  22%            24%
Manufacturing                                              12%            12%
Energy                                                     11%             6%
Consumer Staples                                            9%             6%
Health                                                      8%             5%
Technology                                                  7%            14%
Communications                                              5%            12%
Consumer Discretionary                                      5%             3%
Service Industries                                          5%             4%
Other                                                      16%            14%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

Geographical and sector diversification are subject to change.

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings at August 31, 2001* (23.4% of Portfolio)
--------------------------------------------------------------------------------
 1. Total Fina Elf SA                                                      3.1%
    Explorer of oil and natural gas in France
--------------------------------------------------------------------------------
2.  BP PLC                                                                 2.8%
    Provider of oil internationally based in the United Kingdom
--------------------------------------------------------------------------------
3.  E.On AG                                                                2.7%
    Distributor of oil and chemicals in Germany
--------------------------------------------------------------------------------
4.  Shell Transport & Trading PLC                                          2.4%
    Provider of oil internationally based in the United Kingdom
--------------------------------------------------------------------------------
5.  Suez SA                                                                2.2%
    Builder of water treatment plants in France
--------------------------------------------------------------------------------
6.  Aventis SA                                                             2.2%
    Manufacturer of life science products in France
--------------------------------------------------------------------------------
7.  GlaxoSmithKline PLC                                                    2.2%
    Developer of vaccines, health-related consumer products,
    prescriptions and OTC medicines in the United Kingdom
--------------------------------------------------------------------------------
8.  Canadian National Railway Co.                                          2.0%
    Operator of railroads in Canada
--------------------------------------------------------------------------------
9.  Nestle SA                                                              2.0%
    Producer and seller of food products in Switzerland
--------------------------------------------------------------------------------
10. Heineken NV                                                            1.8%
    Brewer of alcoholic beverages in the Netherlands
--------------------------------------------------------------------------------

* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 16. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                       as of August 31, 2000
--------------------------------------------------------------------------------

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Common Stocks 98.4%
--------------------------------------------------------------------------------

Australia 1.9%
--------------------------------------------------------------------------------
BHP Billiton Ltd. (Producer of petroleum,
  mineral and steel products)                        8,536,005      42,200,246
WMC Ltd. (Developer of mineral products)             6,239,504      27,593,341
--------------------------------------------------------------------------------
                                                                    69,793,587
--------------------------------------------------------------------------------

Austria 0.5%
--------------------------------------------------------------------------------
OMV AG (Producer of oil and gas)                       197,709      19,289,000
--------------------------------------------------------------------------------

Belgium 0.6%
--------------------------------------------------------------------------------
Dexia Strip VVRR* (Supplier of municipal lending
   services)                                            80,150             731
Interbrew (Brewer of beer)                             920,700      22,968,558
--------------------------------------------------------------------------------
                                                                    22,969,289
--------------------------------------------------------------------------------

Canada 2.1%
--------------------------------------------------------------------------------
Canadian National Railway Co. (Operator of
  railroads in Canada)                               1,736,260      75,502,718
Precision Drilling Corp.* (Provider of drilling
  and energy services)                                 102,900       2,523,198
--------------------------------------------------------------------------------
                                                                    78,025,916
--------------------------------------------------------------------------------

Denmark 0.7%
--------------------------------------------------------------------------------
Novo Nordisk AS "B"* (Developer of diabetes care
  products)                                            624,500      26,154,345
--------------------------------------------------------------------------------

France 21.2%
--------------------------------------------------------------------------------
Aventis SA (Manufacturer of life science
products)                                            1,134,088      83,241,926
BNP Paribas SA (Provider of banking services)          722,143      66,503,433
Christian Dior SA (Manufacturer of luxury
  products)                                            489,730      17,102,318
Coflexip SA (Manufacturer of flexible pipe and
  cables)                                               29,367       5,060,820
Compagnie Generale de Geophysique SA* (Provider
  of geophysical services, equipment and
  software products)                                    62,130       3,149,747
Compagnie Generale d'Industrie et de
  Participations (Producer of automobile
  components, diagnostic equipment and abrasive
  pellets)                                             238,737       7,542,624
Credit Lyonnais SA (Provider of diversified
  banking services)                                  1,595,627      62,836,801
Eurotunnel SA* (Designer of the tunnel that runs
  under the English Channel)                        41,350,199(c)   39,211,227
Groupe Danone (Producer of food products
  worldwide)                                           486,586      66,417,251
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Lafarge SA* (Supplier of various building
  materials)                                           315,461      28,720,582
Orange SA* (Provider of cellular telephone
  services)                                          1,452,065       9,784,305
Sanofi-Synthelabo SA (Manufacturer of health
  care products and medical and surgical
  equipment)                                           428,724      28,165,098
Schneider Electric SA (Manufacturer of
  electronic components and automated
  manufacturing systems)                               801,748      44,593,053
Societe BIC SA (Manufacturer of office supplies)       466,208      18,793,156
Societe Generale "A" (Provider of commercial
  banking services)                                    673,010      39,764,544
STMicroelectronics NV (Manufacturer of
  semiconductor integrated circuits)                   797,510      24,360,176
Suez SA (Builder of water treatment plants)          2,443,196      83,538,959
Technip (Designer and constructor of industrial
  facilities)                                           28,589       4,243,780
Total Fina Elf SA (Explorer of oil and natural
  gas)                                                 781,300     115,905,718
Vivendi Universal SA (Operator of music,
  television and film and telecommunications
  businesses)                                          709,368      38,937,456
--------------------------------------------------------------------------------
                                                                   787,872,974
--------------------------------------------------------------------------------

Germany 12.5%
--------------------------------------------------------------------------------
Allianz AG (Provider of multi-line insurance           133,592      37,760,839
services)
AMB Generali Holding AG (Provider of insurance
  and financial services worldwide)                    108,589      11,584,337
BASF AG (Producer of chemicals)                        619,546      25,590,056
Bayer AG (Producer of chemical products)             1,925,864      61,811,284
Bayerische Hypo-und Vereinsbank AG (Provider of
  banking services)                                    499,911      20,922,080
Beiersdorf AG (Supplier of disposable medical
   products)                                             6,500         791,807
Deutsche Bank AG (Registered) (Provider of
  financial services)                                  307,026      21,275,914
Deutsche Lufthansa AG (Operator of international
  airline services)                                    553,070       8,774,630
Deutsche Telekom AG (Registered) (Provider of
  telecommunication services)                        1,741,823      26,999,295
E.On AG (Distributor of oil and chemicals)           1,836,953     100,998,481
Heidelberger Druckmaschinen AG (Manufacturer of
  commercial printing presses)                         119,282       6,014,500
Infineon Technologies AG (Manufacturer and
  marketer of semiconductors and related
  products)                                            661,364      15,648,669
KarstadtQuelle AG (Operator of department
  stores)                                              675,033      23,081,060
MAN AG (Operator of a commodities trading
  company)                                             170,604       3,842,250
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Metro AG (Operator of building, clothing,
  electronic and food stores)                          671,500      26,940,036
Muenchener Rueckversicherungs-Gesellschaft AG
  (Registered) (Operator of an insurance
  company)                                             188,273      54,315,383
ProSieben Sat.1 Media AG (pfd.) (Producer and
  broadcaster of television programming)                59,457         626,159
Siemens AG (Manufacturer of electrical and
  electronic equipment)                                351,596      18,081,004
--------------------------------------------------------------------------------
                                                                   465,057,784
--------------------------------------------------------------------------------

Hong Kong 0.4%
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Provider of investment
  services and other diversified services)           1,895,900      16,164,281
--------------------------------------------------------------------------------

Italy 4.7%
--------------------------------------------------------------------------------
Assicurazioni Generali SpA (Provider of              1,983,200      63,018,604
insurance and financial services)
Mediobanca SpA (Provider of medium- and
  long-term business loans and credit)               5,387,450      65,922,741
Riunione Adriatica di Sicurta SpA (Provider of
  insurance services)                                3,099,900      42,114,673
Saipem SpA (Provider of offshore and onshore
  drilling services)                                   685,000       3,966,101
--------------------------------------------------------------------------------
                                                                   175,022,119
--------------------------------------------------------------------------------

Japan 18.6%
--------------------------------------------------------------------------------
Asahi Glass Co., Ltd. (Manufacturer and seller
  of a variety of glass products)                    1,889,000      10,778,842
Canon, Inc. (Producer of visual image and
  information equipment)                               508,000      15,305,841
Chugai Pharmaceutical Co., Ltd. (Producer of
  pharmaceuticals)                                   2,179,000      35,155,218
Dai Nippon Printing Co., Ltd. (Operator of
  printing business)                                   543,000       5,799,251
Daiwa Securities Group, Inc. (Provider of
  brokerage and other financial services)            2,531,000      21,428,935
East Japan Railway Co. (Operator of railroad
  services)                                              5,551      32,795,842
Fast Retailing Co., Ltd. (Operator of casual
  clothes retail chain)                                126,700      15,994,782
Matsushita Electric Industrial Co., Ltd.
  (Manufacturer of consumer electronic products)     2,361,000      35,846,188
Mitsubishi Corp. (Operator of a general trading
  company)                                           1,601,000      13,339,421
Mitsubishi Estate Co., Ltd. (Provider of real
  estate services)                                   4,198,000      47,307,877
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Mitsubishi Heavy Industries, Ltd. (Manufacturer
  of heavy machinery)                                3,521,000      14,372,033
Mitsui & Co., Ltd. (Provider of general trading
   services)                                         1,838,000      12,668,928
Mitsui Fudosan Co., Ltd. (Provider of real
  estate services)                                   4,898,000      55,031,392
Mizuho Holdings, Inc. (Provider of financial
  services)                                              1,890       7,825,955
Murata Manufacturing Co., Ltd. (Manufacturer of
  ceramic applied electronic computers)                245,200      14,651,742
NEC Corp. (Manufacturer of telecommunication and
  computer equipment)                                1,995,000      24,362,439
Nikko Securities Co., Ltd. (Provider of
  comprehensive financial services)                  3,560,000      23,609,493
Nintendo Co., Ltd. (Manufacturer of game
   equipment)                                           83,100      13,253,198
Nippon Telegraph & Telephone Corp. (Provider of
  telecommunication services)                            4,079      18,537,788
Nissan Motor Co., Ltd. (Manufacturer of motor
  vehicles)                                          5,888,000      34,390,439
Nomura Securities Co., Ltd. (Provider of
  financial services)                                2,827,000      48,060,428
NTT DoCoMo, Inc. (Provider of various
  telecommunication services and equipment)              2,749      33,778,320
Sankyo Co., Ltd. (Manufacturer of pharmaceutical
  products)                                          1,818,000      37,486,113
Sega Corp.* (Maker of commercial amusement
  equipment)                                           592,500       9,673,876
Sharp Corp.* (Manufacturer of consumer and
  industrial electronics)                            4,385,000      46,794,984
Sony Corp. (Manufacturer of consumer electronic
  products)                                            238,900      10,636,097
Sumitomo Mitsui Banking Corp. (Provider of
  commercial banking services)                             200           1,633
Takeda Chemical Industries, Ltd. (Manufacturer
  of pharmaceutical products)                          298,000      12,264,097
Tokyo Electron Ltd. (Manufacturer of
  semiconductor production equipment)                  299,000      16,407,002
Toshiba Corp. (Manufacturer of general
  electronic products)                               4,187,000      21,460,049
West Japan Railway Co. (Provider of railway
  transportation services)                                 637       3,490,044
--------------------------------------------------------------------------------
                                                                   692,508,247
--------------------------------------------------------------------------------

Korea 0.5%
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Manufacturer of
  electronic parts)                                    136,700      20,291,406
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Netherlands 6.0%
--------------------------------------------------------------------------------
ASML Holding NV* (Developer of photolithography
  projection systems)                                  504,400       8,995,875
DSM NV (Manufacturer of chemicals)                     373,100      13,944,491
Elsevier NV (Publisher of scientific,
  professional, business and consumer
  information books)                                 1,430,440      17,985,951
Gucci Group NV (Designer and producer of
  personal luxury accessories and apparel)             248,780      19,524,254
Heineken NV* (Brewer of alcoholic beverages)         1,598,800      67,276,801
ING Groep NV (Provider of financial services to
  individuals, corporations and other
  institutions)                                        948,400      30,058,742
Unilever NV (Manufacturer of packaged food and
  personal care products)                              940,620      57,677,441
Wolters Kluwer NV (Publisher of information for
  specific occupational and industrial groups)         263,800       5,652,520
--------------------------------------------------------------------------------
                                                                   221,116,075
--------------------------------------------------------------------------------

Norway 0.1%
--------------------------------------------------------------------------------
Statoil ASA* (Supplier of crude oil and natural
gas)                                                   213,500       1,498,381
--------------------------------------------------------------------------------

Spain 1.7%
--------------------------------------------------------------------------------
Industria de Diseno Textil, SA* (Manufacturer
  and retailer of apparel)                           1,265,982      22,220,701
Repsol YPF, SA (Explorer, developer and producer
  of crude oil products and natural gas)             2,386,300      40,361,616
--------------------------------------------------------------------------------
                                                                    62,582,317
--------------------------------------------------------------------------------

Sweden 1.0%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB "B" (Producer
  of advanced systems and products for wired and
  mobile communications)                             7,282,700      36,045,001
--------------------------------------------------------------------------------

Switzerland 6.3%
--------------------------------------------------------------------------------
Nestle SA (Registered)* (Producer and seller of
  food products)                                       349,723      74,037,707
Roche Holding AG* (Manufacturer of
  pharmaceutical and chemical products)                398,358      28,630,409
Serono SA "B" (Developer and marketer of
  biotechnology products)                               56,298      51,872,578
Swiss Re (Registered) (Provider of reinsurance,
  insurance and banking services)                      262,520      26,209,370
Syngenta AG (Registered)* (Producer of seeds and
  chemicals for crop protection products)              388,939      20,409,531
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
UBS AG (Registered)* (Provider of commercial and
  investment banking services)                         656,149      32,122,769
--------------------------------------------------------------------------------
                                                                   233,282,364
--------------------------------------------------------------------------------

Taiwan 1.5%
--------------------------------------------------------------------------------
Au Optronics Corp.* (Manufacturer and marketer
  of thin film transistors)                         12,173,040       9,165,915
Hon Hai Precision Industry Co., Ltd.
  (Manufacturer of electronic products)                    144             557
Taiwan Semiconductor Manufacturing Co., Ltd.*
  (Manufacturer of integrated circuits and other
  semiconductor devices)                            15,858,400      29,392,922
United Microelectronics Corp., Ltd.*
  (Manufacturer of integrated circuits)             14,385,250      16,580,740
--------------------------------------------------------------------------------
                                                                    55,140,134
--------------------------------------------------------------------------------

United Kingdom 18.1%
--------------------------------------------------------------------------------
Anglo American PLC (Producer of mining and
  natural resources products)                          930,904      13,555,821
BP PLC (Provider of oil internationally)            12,291,033     104,614,970
British Airways PLC (Provider of passenger and
  cargo airline services)                            4,905,543      21,858,958
British Telecom PLC (Provider of
  telecommunication services)                        4,766,756      29,292,491
Compass Group PLC (Operator of an international
  food service group)                                5,201,895      39,768,739
EMI Group PLC (Producer of music recordings)         5,089,605      30,387,073
GlaxoSmithKline PLC (Developer of vaccines,
  health- related consumer products,
  prescriptions and OTC medicines)                   3,069,589      81,710,404
J Sainsbury PLC (Distributor of food)                9,542,661      52,631,176
Powergen PLC (Provider of electric utilities in
  the United Kingdom)                                1,252,562      13,588,654
Reed International PLC (Publisher of scientific,
  professional and business-to-business
  materials)                                         6,979,580      61,693,430
Reuters Group PLC (Provider of international
  news and information)                              4,250,594      48,094,075
Rio Tinto PLC (Operator of a mining,
  manufacturing and development company)             2,011,316      36,318,084
Shell Transport & Trading Co. PLC (Provider of
  oil internationally)                              10,977,221      90,794,947
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Vodafone Group PLC (Provider of mobile
  telecommunication services)                       24,089,950      48,234,695
--------------------------------------------------------------------------------
                                                                   672,543,517
--------------------------------------------------------------------------------
Total Common Stocks (Cost $3,611,831,392)                        3,655,356,737
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Warrants 0.0%
--------------------------------------------------------------------------------

France
Compagnie Generale d'Industrie et de
  Participations* (Provider of automotive
  components, diagnostic equipment and abrasive
  pellets) (Cost $546,838)                             238,737          78,365
--------------------------------------------------------------------------------
                                                     Principal
                                                    Amount ($)        Value ($)
--------------------------------------------------------------------------------
Participating Loan Notes 0.3%
--------------------------------------------------------------------------------

Luxembourg
Eurotunnel Finance Ltd., Step-up Coupon, 1% to
  12/31/2005, 1% plus 26.45% of net available
  cash flow to 4/30/2040 (Provider of finances
  for the Eurotunnel project) (Cost $13,351,889)     10,250(b)      11,635,705
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Repurchase Agreements 1.3%
--------------------------------------------------------------------------------
Salomon Smith Barney, 3.65%, to be repurchased
  at $48,114,505 on 9/4/2001 (Cost $48,095,000)**   48,095,000      48,095,000
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $3,673,825,119) (a)   3,715,165,807
--------------------------------------------------------------------------------

*    Non-income producing security.

** Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities.

(a) The cost for federal income tax purposes was $3,690,883,884. At August 31, 2001, net unrealized appreciation for all securities based on tax cost was $24,281,923. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $359,777,714 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $335,495,791.

(b) Represents number of contracts. Each contract equals a nominal value of EUR 2,931.

(c)  Represents number of units.

Currency Abbreviation
-------------------------------
EUR          Euro
-------------------------------





    The accompanying notes are an integral part of the financial statements.

Financial Statements
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of August 31, 2001
----------------------------------------------------------------------------------

Assets
----------------------------------------------------------------------------------
Investments in securities, at value (cost $3,673,825,119)         $ 3,715,165,807
----------------------------------------------------------------------------------
Foreign currency, at value (cost $21,108,310)                          21,525,076
----------------------------------------------------------------------------------
Receivable for investments sold                                        22,595,298
----------------------------------------------------------------------------------
Dividends receivable                                                    4,078,207
----------------------------------------------------------------------------------
Interest receivable                                                         7,330
----------------------------------------------------------------------------------
Receivable for Fund shares sold                                        16,149,718
----------------------------------------------------------------------------------
Foreign taxes recoverable                                               5,845,215
----------------------------------------------------------------------------------
Total assets                                                        3,785,366,651
----------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------
Payable for investments purchased                                      22,418,431
----------------------------------------------------------------------------------
Payable for Fund shares redeemed                                        7,228,507
----------------------------------------------------------------------------------
Accrued management fee                                                  2,070,589
----------------------------------------------------------------------------------
Other accrued expenses and payables                                     1,747,519
----------------------------------------------------------------------------------
Total liabilities                                                      33,465,046
----------------------------------------------------------------------------------
Net assets, at value                                              $ 3,751,901,605
----------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------
Net assets consist of:
Undistributed net investment income                                     8,696,281
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
  Investments                                                          41,340,688
----------------------------------------------------------------------------------
  Foreign currency related transactions                                   513,170
----------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                 (656,371,974)
----------------------------------------------------------------------------------
Paid-in capital                                                     4,357,723,440
----------------------------------------------------------------------------------
Net assets, at value                                              $ 3,751,901,605
----------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities as of August 31, 2001 (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share
($36,344,883 / 903,162 shares of capital stock outstanding, $.01
par value, 100,000,000 shares authorized)                         $        40.24
--------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share ($3,248,239,472 / 80,721,623 shares of capital stock outstanding, $.01 par value, 200,595,597
shares authorized)                                                $        40.24
--------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($312,023,694 / 7,794,054 shares of capital stock outstanding,
$.01 par value, 100,000,000 shares authorized)                    $        40.03
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $40.03)          $        42.47
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($91,848,132 / 2,306,220 shares of capital stock
outstanding, $.01 par value, 50,000,000 shares authorized)        $        39.83
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($32,495,694 / 816,160 shares of capital stock outstanding, $.01
par value, 20,000,000 shares authorized)                          $        39.82
--------------------------------------------------------------------------------
Barrett International Shares

Net Asset Value, offering and redemption price per share
($8,855,988 / 219,377 shares of capital stock outstanding, $.01
par value, 100,000,000 shares authorized)                         $        40.37
--------------------------------------------------------------------------------
Class I

Net Asset Value, offering and redemption price per share
($22,093,742 / 550,543 shares of capital stock outstanding, $.01
par value, 50,000,000 shares authorized)                          $        40.13
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statement of Operations for the year ended August 31, 2001
----------------------------------------------------------------------------------

Investment Income
----------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $9,133,291)           $    52,471,739
----------------------------------------------------------------------------------
Interest (net of foreign taxes withheld of $10,977)                     9,114,474
----------------------------------------------------------------------------------
Total Income                                                           61,586,213
----------------------------------------------------------------------------------
Expenses:
Management fee                                                         28,435,700
----------------------------------------------------------------------------------
Administrative fee                                                     15,794,577
----------------------------------------------------------------------------------
Distribution services fees                                                521,298
----------------------------------------------------------------------------------
Directors' fees and expenses                                               85,736
----------------------------------------------------------------------------------
Other                                                                     646,129
----------------------------------------------------------------------------------
Total expenses                                                         45,483,440
----------------------------------------------------------------------------------
Net investment income (loss)                                           16,102,773
----------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
----------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                          (441,303,932)
----------------------------------------------------------------------------------
Foreign currency related transactions (including foreign taxes of
$773,067)                                                              (4,490,799)
----------------------------------------------------------------------------------
                                                                     (445,794,731)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on:
Investments                                                          (861,339,897)
----------------------------------------------------------------------------------
Foreign currency related transactions                                     997,324
----------------------------------------------------------------------------------
                                                                     (860,342,573)
----------------------------------------------------------------------------------
Net gain (loss) on investment transactions                         (1,306,137,304)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $(1,290,034,531)
----------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statements of Changes in Net Assets
----------------------------------------------------------------------------------

                                                      Years Ended August 31,
Increase (Decrease) in Net Assets                      2001             2000
----------------------------------------------------------------------------------
Operations:
Net investment income (loss)                     $    16,102,773  $    11,993,808
----------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                        (445,794,731)      635,576,729
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period           (860,342,573)     (12,242,341)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                   (1,290,034,531)     635,328,196
----------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                             (58,323)              --
----------------------------------------------------------------------------------
  Class S                                             (4,158,740)      (9,066,651)
----------------------------------------------------------------------------------
  Barrett International Shares                           (35,446)         (83,506)
----------------------------------------------------------------------------------
Net realized gains:
  Class AARP                                          (2,832,588)              --
----------------------------------------------------------------------------------
  Class S                                           (222,804,901)    (489,044,063)
----------------------------------------------------------------------------------
  Class A                                             (2,225,862)      (3,204,448)
----------------------------------------------------------------------------------
  Barrett International Shares                        (1,054,123)      (2,802,911)
----------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                          5,014,096,882    4,961,467,887
----------------------------------------------------------------------------------
Net assets acquired in tax-free reorganizations      419,211,593      103,167,614
----------------------------------------------------------------------------------
Reinvestment of distributions                        219,211,623      464,101,472
----------------------------------------------------------------------------------
Cost of shares redeemed                           (5,356,610,923)  (4,318,525,427)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                   295,909,175    1,210,211,546
----------------------------------------------------------------------------------
Increase (decrease) in net assets                 (1,227,295,339)   1,341,338,163
----------------------------------------------------------------------------------
Net assets at beginning of period                  4,979,196,944    3,637,858,781
----------------------------------------------------------------------------------
Net assets at end of period (including
undistributed net investment income of
$8,696,281 and $2,821,881, respectively)         $ 3,751,901,605  $ 4,979,196,944
----------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class A^(a)

--------------------------------------------------------------------------------
                                                       2001^b   2000^b   1999^c
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $57.54   $54.78   $53.33
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^d                        .06      .06     (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                            (14.89)    9.20     1.47
--------------------------------------------------------------------------------
  Total from investment operations                   (14.83)    9.26     1.45
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions       (2.68)   (6.50)      --
--------------------------------------------------------------------------------
Net asset value, end of period                       $40.03   $57.54   $54.78
--------------------------------------------------------------------------------
Total Return (%)^e                                   (26.63)   16.58     2.72**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  312      .41     2.8
--------------------------------------------------------------------------------
Ratio of expenses (%)                                  1.33     1.47^f   1.63*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)               .17      .09     (.09)**
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                              85       83       82*
--------------------------------------------------------------------------------

^a   On December 29, 2000, Class R Shares were redesignated as Class A.

^b   For the year ended August 31.

^c For the period from August 2, 1999 (commencement of sales of Class R Shares) to August 31, 1999.

^d   Based on average shares outstanding during the period.

^e   Total return does not reflect the effect of any sales charges.

^f The ratio of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 was 1.47%.

*    Annualized

**   Not annualized

Class B

--------------------------------------------------------------------------------
                                                                        2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $50.14
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                        (.11)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions  (10.20)
--------------------------------------------------------------------------------
  Total from investment operations                                    (10.31)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $39.83
--------------------------------------------------------------------------------
Total Return (%)^c                                                    (20.56)*
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                    92
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                   2.13*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.35)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                               85
--------------------------------------------------------------------------------

^a For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.

^b   Based on average shares outstanding during the period.

^c   Total return does not reflect the effect of sales charge.

*    Annualized

**   Not annualized

Class C

--------------------------------------------------------------------------------
                                                                        2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $50.14
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                        (.12)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions  (10.20)
--------------------------------------------------------------------------------
  Total from investment operations                                    (10.32)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $39.82
--------------------------------------------------------------------------------
Total Return (%)^c                                                    (20.58)*
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                    32
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                   2.11*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.33)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                               85
--------------------------------------------------------------------------------

^a For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.

^b   Based on average shares outstanding during the period.

^c   Total return does not reflect the effect of sales charge.

*    Annualized

**   Not annualized

Class I

--------------------------------------------------------------------------------
                                                                        2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $50.14
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         .23
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions  (10.24)
--------------------------------------------------------------------------------
  Total from investment operations                                    (10.01)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $40.13
--------------------------------------------------------------------------------
Total Return (%)                                                      (19.96)*
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                   22
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    .84*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                .86*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                               85
--------------------------------------------------------------------------------

^a For the period from December 29, 2000 (commencement of sales of Class I shares) to August 31, 2001.

^b   Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------


A. Significant Accounting Policies

Scudder International Fund (the "Fund") is a diversified series of Scudder International Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is organized as a Maryland Corporation.

The Fund offers multiple classes of shares. On December 29, 2000, the Fund commenced offering additional shares: Class B, Class C and Class I. In addition, on December 29, 2000, Class R Shares were redesignated as Class A. These classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert to another class. Class I shares are offered to a limited group of investors, are not subject to initial or deferred sales charges and have lower ongoing expenses than other classes. Barrett International Shares are offered to a limited group of investors and are not subject to initial or deferred sales charges. Shares of Class AARP are designed for members of AARP. Class AARP and S shares are not subject to initial or contingent deferred sales charges. After December 29, 2000, Class S shares are generally not available to new investors. Certain detailed information for the Class A, B, C, I and Barrett International Shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution services, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Fund, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchase and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

From November 1, 2000 through August 31, 2001, the Fund incurred approximately $626,984,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending August 31, 2002.

The Fund is subject to a 20% Taiwan dollar income tax on foreign exchange gain transactions.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax return.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in passive foreign investment companies and foreign denominated investments. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Divided income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Other expenses in the Statement of Operations include ordinary changes of estimates in certain expenses.

B. Purchases and Sales of Securities

During the year ended August 31, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $3,446,767,561 and $3,688,719,824, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund has agreed to pay ZSI a fee equal to an annual rate of 0.675% on the first $6,000,000,000 of average daily net assets, 0.625% on the next $1,000,000,000 of such net assets, and 0.60% of such net assets in excess of $7,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended August 31, 2001, the fees pursuant to the Management Agreement amounted to $28,435,700, which was equivalent to an annual effective rate of 0.675% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement ("Administrative Agreement"), ZSI provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above), in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee"). The Administrative Fee under the Administrative Agreement for Class AARP, Class S and Barrett International Shares, for the period September 1, 2000 through August 31, 2001, was equal to an annual rate of 0.375%, 0.375% and 0.375%, respectively, of average daily net assets for each class, computed and accrued daily and payable monthly. The Administrative Fee for Class A for the period September 1, 2000 through April 1, 2001 was equal to an annual rate of 0.375%; and for the period April 2, 2001 through August 31, 2001 was equal to an annual rate of 0.40%, of average daily net assets, computed and accrued daily and payable monthly. The Administrative Fee for Class B, Class C and Class I, for the period December 29, 2000 (commencement of sales) through August 31, 2001, was equal to an annual rate of 0.45%, 0.425% and 0.15%, respectively, of average daily net assets for each class, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation and Scudder Investments Service Company, also subsidiaries of ZSI, are the transfer, shareholder service and dividend-paying agent for the shares of the

Fund. Scudder Trust Company, also a subsidiary of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI, provide certain services (i.e., custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). For the year ended August 31, 2001, the Administrative Fee was as follows:

                                                      Total         Unpaid at
Administrative Fee                                  Aggregated   August 31, 2001
--------------------------------------------------------------------------------
Class AARP                                        $   188,310     $    10,860
--------------------------------------------------------------------------------
Class S                                            15,049,211       1,004,976
--------------------------------------------------------------------------------
Class A                                               399,797         104,700
--------------------------------------------------------------------------------
Class B                                                88,619          36,727
--------------------------------------------------------------------------------
Class C                                                29,884          12,261
--------------------------------------------------------------------------------
Barrett International Shares                           60,917           1,374
--------------------------------------------------------------------------------
Class I                                                 6,920           2,887
--------------------------------------------------------------------------------
                                                  $15,823,658     $ 1,173,785
--------------------------------------------------------------------------------

In addition, a one-time reduction of certain costs incurred in connection with the reorganization in fiscal 2000 amounting to $14,986 on Class AARP and $14,095 on Class S is included in Administrative Fee on the Statement of Operations.

Distribution Service Agreement. Under the Distribution Service agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period December 29, 2000 (commencement of sales) through August 31, 2001, the Distribution Fee was as follows:

                                                      Total         Unpaid at
Distributor Fee                                     Aggregated   August 31, 2001
--------------------------------------------------------------------------------
Class B                                           $   147,698     $    61,194
--------------------------------------------------------------------------------
Class C                                                52,735          21,636
--------------------------------------------------------------------------------
                                                  $   200,433     $    82,830
--------------------------------------------------------------------------------


Effective December 29, 2000, in accordance with an amended and restated Distribution Service Agreement, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based on assets of shareholder accounts the firms service. This amended agreement replaced the Administrative Services Agreement for Class A and did not result in any increase in fees or expenses. For the year ended August 31, 2001, the Service Fee was as follows:

                                                      Total         Unpaid at
Service Fee                                         Aggregated   August 31, 2001
--------------------------------------------------------------------------------
Class A                                           $   254,054     $    88,117
--------------------------------------------------------------------------------
Class B                                                49,233          19,580
--------------------------------------------------------------------------------
Class C                                                17,578           7,180
--------------------------------------------------------------------------------
                                                  $   320,865     $   114,877
--------------------------------------------------------------------------------


Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2001 aggregated $53,390.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period December 29, 2000 (commencement of sales) to August 31, 2001, the CDSC for Class B and C shares aggregated $44,293 and $15,750, respectively.

Directors' Fees and Expenses. The Fund pays each Director not affiliated with the Advisor an annual retainer, plus specified amounts for attended board and committee meetings. For the year ended August 31, 2001, Directors' fees and expenses aggregated $85,736.

Other Related Parties. AARP through its affiliates, monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Acquisition of Assets

On June 15, 2001, the Fund acquired all the net assets of Kemper International Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 6,657,013 Class A shares, 2,357,136 Class B shares, 826,420 Class C shares and 204,397 Class I shares of the Fund, respectively, for 31,278,676 Class A shares, 11,553,935 Class B shares, 4,036,568 Class C shares and 938,641 Class I shares of the Kemper International Fund, respectively, outstanding on June 15, 2001. Kemper International Fund's net assets at that date ($419,211,593), including $23,294,820 of net unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $3,694,353,737. The combined net assets of the Fund immediately following the acquisition were $4,113,565,330.

On August 11, 2000, the Fund acquired all of the net assets of AARP International Stock Fund and Scudder International Growth and Income Fund pursuant to plans of reorganization approved by shareholders of the respective funds on July 13, 2000. The acquisitions were accomplished by tax-free exchanges of 1,206,125

Class AARP shares of the Fund for 3,476,954 shares of AARP International Stock Fund and 595,597 Class S shares of the Fund for 2,671,709 shares of Scudder International Growth and Income Fund outstanding on August 11, 2000. AARP International Stock Fund's net assets at that date ($69,063,164), including $322,150 of unrealized appreciation, and Scudder International Growth and Income Fund's net assets at that date ($34,104,450), including $2,609,047 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisitions were $4,794,833,129. The combined net assets of the Fund immediately following the acquisitions were $4,898,000,743.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                  Year Ended August 31, 2001        Year Ended August 31, 2000
--------------------------------------------------------------------------------
                    Shares          Dollars          Shares           Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP          499,250    $   23,903,199      35,520***     $ 2,055,944***
--------------------------------------------------------------------------------
Class S          97,071,191     4,581,528,218  77,162,962      4,904,586,415
--------------------------------------------------------------------------------
Barrett
   International
   Shares             3,119           179,672         42,572          2,681,859
--------------------------------------------------------------------------------
Class A*          8,855,538       372,964,930        798,157         52,143,669
--------------------------------------------------------------------------------
Class B**           152,173         6,244,393             --                 --
--------------------------------------------------------------------------------
Class C**           336,241        13,649,251             --                 --
--------------------------------------------------------------------------------
Class I**           373,937        15,627,219             --                 --
--------------------------------------------------------------------------------
                               $5,014,096,882                    $4,961,467,887
--------------------------------------------------------------------------------

Shares issued in tax-free reorganizations
--------------------------------------------------------------------------------
Class AARP               --    $           --      1,206,125     $   69,063,164
--------------------------------------------------------------------------------
Class S                  --                --        595,597         34,104,450
--------------------------------------------------------------------------------
Class A           6,657,013       278,133,740             --                 --
--------------------------------------------------------------------------------
Class B           2,357,136        98,130,480             --                 --
--------------------------------------------------------------------------------
Class C             826,420        34,395,689             --                 --
--------------------------------------------------------------------------------
Class I             204,397         8,551,684             --                 --
--------------------------------------------------------------------------------
                               $  419,211,593                    $  103,167,614
--------------------------------------------------------------------------------

                  Year Ended August 31, 2001        Year Ended August 31, 2000
--------------------------------------------------------------------------------
                    Shares          Dollars          Shares           Dollars
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP           56,608    $    2,774,904             --     $           --
--------------------------------------------------------------------------------
Class S           4,240,329       213,300,204      7,566,454        458,569,993
--------------------------------------------------------------------------------
Barrett
  International
  Shares             18,524           910,653         38,094          2,329,790
--------------------------------------------------------------------------------
Class A*             45,575         2,225,862         54,936          3,201,689
--------------------------------------------------------------------------------
                               $  219,211,623                    $  464,101,472
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP         (879,281)    $ (42,065,882)       (15,060)*** $ (873,162)***
--------------------------------------------------------------------------------
Class S        (104,439,377)   (4,923,142,587)   (67,322,438)    (4,299,849,795)
--------------------------------------------------------------------------------
Barrett
  International
  Shares           (252,497)      (11,739,602)       (88,451)        (5,541,896)
--------------------------------------------------------------------------------
Class A*         (8,482,016)     (356,201,713)      (186,688)       (12,260,574)
--------------------------------------------------------------------------------
Class B**          (203,089)       (8,223,404)            --                 --
--------------------------------------------------------------------------------
Class C**          (346,501)      (14,099,534)            --                 --
--------------------------------------------------------------------------------
Class I**           (27,791)       (1,138,201)            --                 --
--------------------------------------------------------------------------------
                              $(5,356,610,923)                  $(4,318,525,427)
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP         (323,423)  $   (15,387,779)     1,226,585*** $70,245,946***
--------------------------------------------------------------------------------
Class S          (3,127,857)     (128,314,165)    18,002,575      1,097,411,063
--------------------------------------------------------------------------------
Barrett
  International
  Shares          (230,854)       (10,649,277)        (7,785)          (530,247)
--------------------------------------------------------------------------------
Class A*          7,076,110       297,122,819        666,405         43,084,784
--------------------------------------------------------------------------------
Class B**         2,306,220        96,151,469             --                 --
--------------------------------------------------------------------------------
Class C**           816,160        33,945,406             --                 --
--------------------------------------------------------------------------------
Class I**           550,543        23,040,702             --                 --
--------------------------------------------------------------------------------
                               $  295,909,175                    $1,210,211,546
--------------------------------------------------------------------------------

*    On December 29, 2000, Class R Shares were redesignated as Class A.

** For the period from December 29, 2000 (commencement of sales of Class B, Class C and Class I shares) to August 31, 2001.

*** For the period from August 14, 2000 (commencement of sales of Class AARP shares) to August 31, 2000.

G. Subsequent Event

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Report of Independent Accountants
--------------------------------------------------------------------------------


To the Board of Directors of Scudder International Fund, Inc. and the Shareholders of Scudder International Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights included herein, present fairly, in all material respects, the financial position of Scudder International Fund (the "Fund") at August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights of the classes presented for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights presented (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts                                 PricewaterhouseCoopers LLP
October 19, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------


The Fund paid distributions of $2.52 per share from net long-term capital gains during its year ended August 31, 2001, of which 100% represents 20% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $165,940,000 as capital gain dividends for its year ended August 31, 2001, of which 100% represents 20% rate gains.

The Fund paid foreign taxes of $9,917,335 and earned $20,006,119 of foreign source income during the year ended August 31, 2001. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $0.11 per share as foreign taxes paid and $0.22 per share as income earned from foreign sources for the year ended August 31, 2001.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Officers and Directors
--------------------------------------------------------------------------------


Linda C. Coughlin*
   President and Director

Henry P. Becton, Jr.
   Director; President, WGBH Educational
   Foundation

Dawn-Marie Driscoll
   Director; President, Driscoll Associates;
   Executive Fellow, Center for Business
   Ethics, Bentley College

Edgar R. Fiedler
   Director; Senior Fellow and
   Economic Counsellor, The
   Conference Board, Inc.

Keith R. Fox
   Director; General Partner,
   The Exeter Group of Funds

Jean Gleason Stromberg
   Director; Consultant

Jean C. Tempel
   Director; Managing Director,
   First Light Capital, LLC

Steven Zaleznick
   Director; President and Chief Executive
   Officer, AARP Services, Inc.

Thomas V. Bruns*
   Vice President

Irene T. Cheng*
   Vice President

Joyce E. Cornell*
   Vice President

Carol L. Franklin*
   Vice President

William F. Glavin, Jr.*
   Vice President

Joan R. Gregory*
   Vice President

James E. Masur*
   Vice President

Paul Rogers*
   Vice President

Peter Sartori*
   Vice President

Howard S. Schneider*
   Vice President

John Millette*
   Vice President and Secretary

Kathryn L. Quirk*
   Vice President and Assistant Secretary

John R. Hebble*
   Treasurer

Thomas Lally*
   Assistant Treasurer

Brenda Lyons*
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary


*   Zurich Scudder Investments, Inc.

Account Management Resources
--------------------------------------------------------------------------------


      Legal Counsel   Dechert

                      Ten Post Office Square South
                      Boston, MA 02109
--------------------------------------------------------------------------------

        Shareholder   Scudder Investments Service Company
        Service and
     Transfer Agent   P.O. Box 219151
                      Kansas City, MO 64121
--------------------------------------------------------------------------------

          Custodian   Brown Brothers Harriman & Co.

                      40 Water Street
                      Boston, MA 02109
--------------------------------------------------------------------------------

        Independent   PricewaterhouseCoopers LLP
        Accountants
                      160 Federal Street
                      Boston, MA 02110
--------------------------------------------------------------------------------

           Principal  Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

                                   SCUDDER
                                   INVESTMENTS

                                   222 South Riverside Plaza
                                   Chicago, IL 60606-5808















                                   A member of [LOGO] Zurich Scudder Investments

      Barrett International Shares


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                         Annual Report
                                         August 31, 2001



      For investors seeking long-term growth of capital by investing at least 65 percent of its total assets in foreign equity securities.

      Barrett  International  Shares are a class of  Scudder  International
      Fund.

Contents
--------------------------------------------------------------------------------


   3    Performance Summary

   5    Portfolio Management Review

  12    Portfolio Summary

  14    Investment Portfolio

  21    Financial Statements

  25    Financial Highlights

  26    Notes to Financial Statements

  36    Report of Independent Accountants

  37    Tax Information

  38    Officers and Directors

  39    Account Management Resources




                                                 Ticker Symbol     Fund Number
--------------------------------------------------------------------------------
Barrett International Shares                         SIBIX             401
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, call Barrett Associates at 212-983-5080. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                              August 31, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Average Annual Total Returns
--------------------------------------------------------------------------------

                                                                        Life of
Scudder International Fund                             1-Year   3-Year   Class*
--------------------------------------------------------------------------------
Barrett International Shares                          -26.42%    4.50%     1.75%
--------------------------------------------------------------------------------
MSCI EAFE & Canada Index+                             -25.25%    1.90%    -2.19%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.


--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------

                                                                      Barrett
                                                                   International
                                                                      Shares
--------------------------------------------------------------------------------
Net Asset Value:
8/31/01                                                              $   40.37
--------------------------------------------------------------------------------
8/31/00                                                              $   57.95
--------------------------------------------------------------------------------
Distribution Information:
Twelve Months:
  Income Dividends                                                   $    0.09
--------------------------------------------------------------------------------
  Capital Gains Distributions                                        $    2.68
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Barrett International Shares Lipper Rankings -- International Funds Category
--------------------------------------------------------------------------------


                                                         Number of
                                                           Funds     Percentile
Period                                     Rank           Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                      326     of      724          45
--------------------------------------------------------------------------------
3-Year                                      162     of      530          31
--------------------------------------------------------------------------------

Rankings/ratings are historical and do not guarantee future results. Rankings are for Barrett International Shares; rankings for share classes may vary.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                  Scudder International Fund --
                  Barrett International Shares     MSCI EAFE & Canada Index+

4/98*                        10000                            10000
8/98                          9295                             8596
2/99                         10211                            10096
8/99                         12290                            11164
2/00                         16128                            12792
8/00                         14418                            12523
2/01                         12096                            10583
8/01                         10608                             9291


--------------------------------------------------------------------------------
 Comparative Results
--------------------------------------------------------------------------------

                                                                         Life of
                                                        1-Year   3-Year   Class*
--------------------------------------------------------------------------------
Barrett International     Growth of $10,000            $7,358   $11,412  $10,608
Shares                    ------------------------------------------------------
                          Average annual total return -26.42%    4.50%    1.75%
--------------------------------------------------------------------------------
MSCI EAFE & Canada Index+ Growth of $10,000            $7,475   $10,580   $9,291
                          ------------------------------------------------------
                          Average annual total return -25.25%    1.90%    -2.19%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

* The Barrett International Shares commenced operations on April 3, 1998. Index comparisons begin April 30, 1998.

+   The Morgan Stanley Capital International (MSCI) Europe, Australia, Far East
    (EAFE) & Canada Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada. Index returns assume reinvestment of dividends net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes.

Please call (800) 728-3337 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------

Barrett International Shares: A Team Approach to Investing

          Barrett International Shares is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

          Lead Portfolio Manager Irene Cheng joined the Advisor in 1993 and the fund team in 1998. Ms. Cheng has over 16 years of industry experience and focuses on portfolio management and equity strategy for the Adviser's international equity accounts.

          Portfolio Manager Carol L. Franklin joined the Advisor in 1981 and the fund team in 1986. Ms. Franklin has over 26 years of experience in finance and investing.

          Portfolio Manager Nicholas Bratt joined the Advisor and the team in 1976. Mr. Bratt is the director of the Advisor's Global Equity Group.

          Portfolio Manager Marc J. Slendebroek joined the Advisor in 1994 and the fund team in 1999. Mr. Slendebroek began his investment career in 1989.

The international economic backdrop remained challenging for the bulk of the one-year period ended August 31, 2001, characterized largely by a marked slowdown in global economic growth and extreme stock market volatility. Scudder International Fund -- Barrett International Shares slightly lagged the benchmark index for the annual period. Here, Lead Portfolio Manager Irene Cheng and Portfolio Manager Marc Slendebroek review the fund's performance for the period. However, even though the annual report has traditionally also offered insights into the potential international equity environment in months ahead, this time such commentary will be brief and quite general. Given the uncertain nature of the future of international markets as a result of the terrorist attack on the United States in early September, speculating on the future is virtually impossible.

          Q: Will you review the nature of international markets for the one-year period ended August 31?

          A: Global markets declined for the bulk of the period. As the year progressed, a bear market environment became more and more evident. Swings in investor sentiment were both powerful and frequent, as the economic backdrop deteriorated in fits and starts. The corporate landscape was increasingly driven to shift away from rising profit expectations, to a slowdown or even decline. Indeed, investor nervousness about the technology slowdown, rising oil prices and widespread economic malaise hurt stock prices as well as consumer confidence. A series of disappointing earnings announcements and corporate layoffs only made these problems worse.

          Of the major international stock markets, Japan's was the weakest performer. The global economic slowdown hit Japan especially hard given the fragile state of its domestic economy. Initially, the Japanese indices rallied briefly on the landslide victory of Prime Minister Koizumi, who assumed leadership of the country on a strongly reformist platform. The market subsequently fell back, however, due to increasing signs of economic slowdown combined with a more sober view of the deflationary pain that could accompany any rigorous reforms. Investors realized that Japan's economic situation could likely worsen before any turnaround.

          While we feel that the immediate economic outlook remains poor, we see encouraging signs that Japan is preparing to put forth its best effort in years to deal with the structural problems overwhelming the economy, such as the banking system's legacy of bad loans. What needs to be done has never been the subject of much debate. Now, the severity of the economic pressures on Japan could ultimately force both deeper and quicker action by the authorities, as alternatives to structural reform have further eroded.

          The European markets also retracted significantly from previous highs, but they performed relatively better, with particular help from the United Kingdom and Germany. Europe benefited from being early in its economic cycle and from its relative lack of market or economic excesses. For example, Europe has been less burdened by the imbalances that characterize the U.S. financial system, namely the high levels of debt among corporations and consumers. Moreover, we feel that recent changes to tax and pension systems in countries such as Germany, France and Italy show that progress on structural reform continues despite the current downturn. Evidence of the continued restructuring of the European financial landscape emerged when some of Germany's leading financial institutions -- Allianz, Dresdner Bank, Munich Re and Ergo -- announced a four-way reorganization. This move may free up capital tied up in cross-shareholdings, which then can be redeployed more efficiently.

          Q: Against this backdrop, how did Barrett International Shares perform during the annual period?

          A: Barrett International Shares declined 26.42 percent for the one-year period ended August 31, 2001. Our benchmark, the MSCI EAFE+Canada Index, declined as well, with a negative return of 25.25 percent for the same period. The MSCI EAFE+Canada Index (Morgan Stanley Capital International Europe, Australia, Far East and Canada) is an unmanaged index generally accepted as a benchmark for major overseas markets, including Canada.

          The most problematic region of the past year has been Japan. Despite our having significantly curtailed the portfolio's exposure in the region earlier in the year, the fund's holdings of Japanese consumer electronics, industrial electronics and technology companies hurt performance. Our rationale behind these investments was based on the longer-term restructuring efforts that these companies are undergoing. During the past year, the notable progress that companies such as Toshiba and NEC had been making on this front was overwhelmed in the near term by the economic downturn and its particular hit on the Japanese tech-related sectors.

          In Europe, the fund suffered from too high an exposure to media and publishing stocks, particularly those of companies more dependent on advertising-driven revenues. There have been favorable trends in these industries. For example, European advertising budgets are low relative to those in the United States, suggesting they have room for long-term growth. Short-term developments overwhelmed these favorable long-term trends, however; these sectors declined because corporate budgets for advertising spending were dramatically cut in reaction to signs of economic softening. As the macroeconomic -- or big picture -- backdrop deteriorated more aggressively than we expected, what originally appeared to be attractive valuations were, in fact, still too high.

          Q: What holdings helped to cushion some of these negative forces?

          A: Our holdings among transportation companies bolstered performance, particularly Canadian National Railway, which was up nearly 50 percent for the period, as price increases were introduced and restructuring efforts continued. Eurotunnel of France and East Japan Railway also added to performance, as both companies continue to undergo substantial financial and operational reform.

          The fund also benefited from the decision to curtail its exposure to the industrial sector. Most multinational manufacturing and engineering companies fell sharply as the global corporate investment boom abruptly came to a halt toward the end of 2000. The portfolio's cutbacks in the field of telecommunications operators and equipment providers also aided performance. Vodafone, France Telecom, Nortel Networks and Nokia declined steeply as the financial performance of the operators came under pressure, which then led to cutbacks in their spending plans. Technology delays with the rollout of the mobile-Internet services aggravated the industry's problems.

          Q: How did you position the portfolio?

          A: The fund maintained a diversified exposure between Japan and all the major markets of Europe. The portfolio's focus was on individual stock selection, and to a lesser extent the sector allocation. Over the course of the period, as the macroeconomic environment became more questionable, the fund's positioning tilted toward more defensive stocks. In particular, we favored companies whose balance sheets were stronger and cash earnings power was more predictable. This preference led to an increasing emphasis on the traditionally more defensive sectors such as consumer staples, pharmaceuticals, energy and utilities. While the core of the portfolio holdings maintained this notably defensive tilt, more cyclically sensitive holdings were added selectively as the markets pulled back and fundamental valuations began to appear more attractive. For example, we've recently added to one of Germany's more prominent diversified electrical companies, Siemens. With its stock now more reasonably priced, Siemens is attractive because of a strong balance sheet and diversified business units, including what we believe to be recession-resistant units.

          Over the course of the year, the fund remained underweight in banks across Europe and Japan. Our investment strategy has assumed that the beneficial impact of declining interest rates will be more than consumed by increasing credit losses on bank balance sheets. Our research shows that the loan-loss provisions of banks in Europe are at cyclically low levels, not reflective of the likely bad debts to arise from the recession that we believe lies ahead. In the consumer discretionary segments such as media, consumer electronics and luxury goods, we progressively reduced exposure over the course of the year. As expectations for revenue growth in these areas had to be marked down, the valuations of these companies became relatively unattractive. Similarly, portfolio exposure to the semiconductor group was also cut as rapid deterioration in the global economy forced a deferral of the recovery prospects for this sector. As examples of where these funds were redeployed, we added to the portfolio's holdings in the telecom services sector following steep falls in valuations during the past 18 months. We also added to energy holdings over the period, as the supply/demand characteristics of the industry were more attractive than the stock valuations were suggesting.

          The portfolio maintained a slightly underweight position in Japan. Individual company valuations by many measures have fallen to historically low levels, but a decade of disappointment in the economic stewardship of this country has warranted some further caution. Indeed, the advent of deep structural reforms has never been more likely than it is today, as Japan's options have become very limited. We are expecting these reforms and in turn anticipate severe economic pain as bankruptcies and job losses grow. Simply put, we have been expecting things to necessarily worsen before they get better, and we remain vigilant for more compelling valuations down the road. In the meantime, the Japanese portion of the portfolio remains focused on four pillars: beneficiaries of policy change and structural reform, individual corporate restructuring situations, domestically oriented and economically sensitive companies, and attractively valued technology companies. As always, it is difficult, if not impossible, to forecast the future, but the global economy is large and resilient. We remind shareholders that a prudent investment strategy is one that is based on long-term goals. Also, our portfolio management team and our analysts have many years of experience and remain attentive to balancing the risks and rewards of the portfolio.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                August 31, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Geographical (Excludes Cash Equivalents)               8/31/01        8/31/00
--------------------------------------------------------------------------------
Europe                                                     75%            66%
Japan                                                      19%            25%
Pacific Basin                                               4%             7%
Canada                                                      2%             2%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     8/31/01        8/31/00
--------------------------------------------------------------------------------
Financial                                                  22%            24%
Manufacturing                                              12%            12%
Energy                                                     11%             6%
Consumer Staples                                            9%             6%
Health                                                      8%             5%
Technology                                                  7%            14%
Communications                                              5%            12%
Consumer Discretionary                                      5%             3%
Service Industries                                          5%             4%
Other                                                      16%            14%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings at August 31, 2001* (23.4% of Portfolio)
--------------------------------------------------------------------------------
 1. Total Fina Elf SA                                                      3.1%
    Explorer of oil and natural gas in France
--------------------------------------------------------------------------------
 2. BP PLC                                                                 2.8%
    Provider of oil internationally based in the United Kingdom
--------------------------------------------------------------------------------
 3. E.On AG                                                                2.7%
    Distributor of oil and chemicals in Germany
--------------------------------------------------------------------------------
 4. Shell Transport & Trading PLC                                          2.4%
    Provider of oil internationally based in the United Kingdom
--------------------------------------------------------------------------------
 5. Suez SA                                                                2.2%
    Builder of water treatment plants in France
--------------------------------------------------------------------------------
 6. Aventis SA                                                             2.2%
    Manufacturer of life science products in France
--------------------------------------------------------------------------------
 7. GlaxoSmithKline PLC                                                    2.2%
    Developer of vaccines, health-related consumer products,
    prescriptions and OTC medicines in the United Kingdom
--------------------------------------------------------------------------------
 8. Canadian National Railway Co.                                          2.0%
    Operator of railroads in Canada
--------------------------------------------------------------------------------
 9. Nestle SA                                                              2.0%
    Producer and seller of food products in Switzerland
--------------------------------------------------------------------------------
10. Heineken NV                                                            1.8%
    Brewer of alcoholic beverages in the Netherlands
--------------------------------------------------------------------------------

*   Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 20. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                       as of August 31, 2001
--------------------------------------------------------------------------------


                                                        Shares        Value ($)
--------------------------------------------------------------------------------
 Common Stocks 98.4%
--------------------------------------------------------------------------------

Australia 1.9%
--------------------------------------------------------------------------------
BHP Billiton Ltd. (Producer of petroleum,
  mineral and steel products)                        8,536,005      42,200,246
WMC Ltd. (Developer of mineral products)             6,239,504      27,593,341
--------------------------------------------------------------------------------
                                                                    69,793,587
--------------------------------------------------------------------------------
Austria 0.5%
--------------------------------------------------------------------------------
OMV AG (Producer of oil and gas)                       197,709      19,289,000
-------------------------------------------------------------------------------
Belgium 0.6%
--------------------------------------------------------------------------------
Dexia Strip VVRR* (Supplier of municipal lending
   services)                                            80,150             731
Interbrew (Brewer of beer)                             920,700      22,968,558
--------------------------------------------------------------------------------
                                                                    22,969,289
--------------------------------------------------------------------------------
Canada 2.1%
--------------------------------------------------------------------------------
Canadian National Railway Co. (Operator of
  railroads in Canada)                               1,736,260      75,502,718
Precision Drilling Corp.* (Provider of drilling
  and energy services)                                 102,900       2,523,198
--------------------------------------------------------------------------------
                                                                    78,025,916
--------------------------------------------------------------------------------
Denmark 0.7%
--------------------------------------------------------------------------------
Novo Nordisk AS "B"* (Developer of diabetes care
  products)                                            624,500      26,154,345
--------------------------------------------------------------------------------
France 21.2%
--------------------------------------------------------------------------------
Aventis SA (Manufacturer of life science
products)                                            1,134,088      83,241,926
BNP Paribas SA (Provider of banking services)          722,143      66,503,433
Christian Dior SA (Manufacturer of luxury
  products)                                            489,730      17,102,318
Coflexip SA (Manufacturer of flexible pipe and
  cables)                                               29,367       5,060,820
Compagnie Generale de Geophysique SA* (Provider
  of geophysical services, equipment and
  software products)                                    62,130       3,149,747
Compagnie Generale d'Industrie et de
  Participations (Producer of automobile
  components, diagnostic equipment and abrasive
  pellets)                                             238,737       7,542,624
Credit Lyonnais SA (Provider of diversified
  banking services)                                  1,595,627      62,836,801
Eurotunnel SA* (Designer of the tunnel that runs    41,350,199(c)   39,211,227
  under the English Channel)
Groupe Danone (Producer of food products
  worldwide)                                           486,586      66,417,251
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                        Shares        Value ($)
--------------------------------------------------------------------------------
Lafarge SA* (Supplier of various building
  materials)                                           315,461      28,720,582
Orange SA* (Provider of cellular telephone
  services)                                          1,452,065       9,784,305
Sanofi-Synthelabo SA (Manufacturer of health
  care products and medical and surgical
  equipment)                                           428,724      28,165,098
Schneider Electric SA (Manufacturer of
  electronic components and automated
  manufacturing systems)                               801,748      44,593,053
Societe BIC SA (Manufacturer of office supplies)       466,208      18,793,156
Societe Generale "A" (Provider of commercial
  banking services)                                    673,010      39,764,544
STMicroelectronics NV (Manufacturer of
  semiconductor integrated circuits)                   797,510      24,360,176
Suez SA (Builder of water treatment plants)          2,443,196      83,538,959
Technip (Designer and constructor of industrial
  facilities)                                           28,589       4,243,780
Total Fina Elf SA (Explorer of oil and natural
  gas)                                                 781,300     115,905,718
Vivendi Universal SA (Operator of music,
  television and film and telecommunications
  businesses)                                          709,368      38,937,456
--------------------------------------------------------------------------------
                                                                   787,872,974
--------------------------------------------------------------------------------
Germany 12.5%
--------------------------------------------------------------------------------
Allianz AG (Provider of multi-line insurance
services)                                              133,592      37,760,839
AMB Generali Holding AG (Provider of insurance
  and financial services worldwide)                    108,589      11,584,337
BASF AG (Producer of chemicals)                        619,546      25,590,056
Bayer AG (Producer of chemical products)             1,925,864      61,811,284
Bayerische Hypo-und Vereinsbank AG (Provider of
  banking services)                                    499,911      20,922,080
Beiersdorf AG (Supplier of disposable medical
   products)                                             6,500         791,807
Deutsche Bank AG (Registered) (Provider of
  financial services)                                  307,026      21,275,914
Deutsche Lufthansa AG (Operator of international
  airline services)                                    553,070       8,774,630
Deutsche Telekom AG (Registered) (Provider of
  telecommunication services)                        1,741,823      26,999,295
E.On AG (Distributor of oil and chemicals)           1,836,953     100,998,481
Heidelberger Druckmaschinen AG (Manufacturer of
  commercial printing presses)                         119,282       6,014,500
Infineon Technologies AG (Manufacturer and
  marketer of semiconductors and related
  products)                                            661,364      15,648,669
KarstadtQuelle AG (Operator of department
  stores)                                              675,033      23,081,060
MAN AG (Operator of a commodities trading
  company)                                             170,604       3,842,250
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                        Shares        Value ($)
--------------------------------------------------------------------------------
Metro AG (Operator of building, clothing,
  electronic and food stores)                          671,500      26,940,036
Muenchener Rueckversicherungs-Gesellschaft AG
  (Registered) (Operator of an insurance
  company)                                             188,273      54,315,383
ProSieben Sat.1 Media AG (pfd.) (Producer and
  broadcaster of television programming)                59,457         626,159
Siemens AG (Manufacturer of electrical and
  electronic equipment)                                351,596      18,081,004
--------------------------------------------------------------------------------
                                                                   465,057,784
--------------------------------------------------------------------------------
Hong Kong 0.4%
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Provider of investment
  services and other diversified services)           1,895,900      16,164,281
--------------------------------------------------------------------------------
Italy 4.7%
--------------------------------------------------------------------------------
Assicurazioni Generali SpA (Provider of
insurance and financial services)                    1,983,200      63,018,604
Mediobanca SpA (Provider of medium- and
  long-term business loans and credit)               5,387,450      65,922,741
Riunione Adriatica di Sicurta SpA (Provider of
  insurance services)                                3,099,900      42,114,673
Saipem SpA (Provider of offshore and onshore
  drilling services)                                   685,000       3,966,101
--------------------------------------------------------------------------------
                                                                   175,022,119
--------------------------------------------------------------------------------
Japan 18.6%
--------------------------------------------------------------------------------
Asahi Glass Co., Ltd. (Manufacturer and seller
  of a variety of glass products)                    1,889,000      10,778,842
Canon, Inc. (Producer of visual image and
  information equipment)                               508,000      15,305,841
Chugai Pharmaceutical Co., Ltd. (Producer of
  pharmaceuticals)                                   2,179,000      35,155,218
Dai Nippon Printing Co., Ltd. (Operator of
  printing business)                                   543,000       5,799,251
Daiwa Securities Group, Inc. (Provider of
  brokerage and other financial services)            2,531,000      21,428,935
East Japan Railway Co. (Operator of railroad
  services)                                              5,551      32,795,842
Fast Retailing Co., Ltd. (Operator of casual
  clothes retail chain)                                126,700      15,994,782
Matsushita Electric Industrial Co., Ltd.
  (Manufacturer of consumer electronic products)     2,361,000      35,846,188
Mitsubishi Corp. (Operator of a general trading
  company)                                           1,601,000      13,339,421
Mitsubishi Estate Co., Ltd. (Provider of real
  estate services)                                   4,198,000      47,307,877
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                        Shares        Value ($)
--------------------------------------------------------------------------------
Mitsubishi Heavy Industries, Ltd. (Manufacturer
  of heavy machinery)                                3,521,000      14,372,033
Mitsui & Co., Ltd. (Provider of general trading
   services)                                         1,838,000      12,668,928
Mitsui Fudosan Co., Ltd. (Provider of real
  estate services)                                   4,898,000      55,031,392
Mizuho Holdings, Inc. (Provider of financial
  services)                                              1,890       7,825,955
Murata Manufacturing Co., Ltd. (Manufacturer of
  ceramic applied electronic computers)                245,200      14,651,742
NEC Corp. (Manufacturer of telecommunication and
  computer equipment)                                1,995,000      24,362,439
Nikko Securities Co., Ltd. (Provider of
  comprehensive financial services)                  3,560,000      23,609,493
Nintendo Co., Ltd. (Manufacturer of game
   equipment)                                           83,100      13,253,198
Nippon Telegraph & Telephone Corp. (Provider of
  telecommunication services)                            4,079      18,537,788
Nissan Motor Co., Ltd. (Manufacturer of motor
  vehicles)                                          5,888,000      34,390,439
Nomura Securities Co., Ltd. (Provider of
  financial services)                                2,827,000      48,060,428
NTT DoCoMo, Inc. (Provider of various
  telecommunication services and equipment)              2,749      33,778,320
Sankyo Co., Ltd. (Manufacturer of pharmaceutical
  products)                                          1,818,000      37,486,113
Sega Corp.* (Maker of commercial amusement
  equipment)                                           592,500       9,673,876
Sharp Corp.* (Manufacturer of consumer and
  industrial electronics)                            4,385,000      46,794,984
Sony Corp. (Manufacturer of consumer electronic
  products)                                            238,900      10,636,097
Sumitomo Mitsui Banking Corp. (Provider of
  commercial banking services)                             200           1,633
Takeda Chemical Industries, Ltd. (Manufacturer
  of pharmaceutical products)                          298,000      12,264,097
Tokyo Electron Ltd. (Manufacturer of
  semiconductor production equipment)                  299,000      16,407,002
Toshiba Corp. (Manufacturer of general
  electronic products)                               4,187,000      21,460,049
West Japan Railway Co. (Provider of railway
  transportation services)                                 637       3,490,044
--------------------------------------------------------------------------------
                                                                   692,508,247
--------------------------------------------------------------------------------
Korea 0.5%
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Manufacturer of
  electronic parts)                                    136,700      20,291,406
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                        Shares        Value ($)
--------------------------------------------------------------------------------
Netherlands 6.0%
--------------------------------------------------------------------------------
ASML Holding NV* (Developer of photolithography
  projection systems)                                  504,400       8,995,875
DSM NV (Manufacturer of chemicals)                     373,100      13,944,491
Elsevier NV (Publisher of scientific,
  professional, business and consumer
  information books)                                 1,430,440      17,985,951
Gucci Group NV (Designer and producer of
  personal luxury accessories and apparel)             248,780      19,524,254
Heineken NV* (Brewer of alcoholic beverages)         1,598,800      67,276,801
ING Groep NV (Provider of financial services to
  individuals, corporations and other
  institutions)                                        948,400      30,058,742
Unilever NV (Manufacturer of packaged food and
  personal care products)                              940,620      57,677,441
Wolters Kluwer NV (Publisher of information for
  specific occupational and industrial groups)         263,800       5,652,520
--------------------------------------------------------------------------------
                                                                   221,116,075
--------------------------------------------------------------------------------
Norway 0.1%
--------------------------------------------------------------------------------
Statoil ASA* (Supplier of crude oil and natural
gas)                                                   213,500       1,498,381
--------------------------------------------------------------------------------
Spain 1.7%
--------------------------------------------------------------------------------
Industria de Diseno Textil, SA* (Manufacturer
  and retailer of apparel)                           1,265,982      22,220,701
Repsol YPF, SA (Explorer, developer and producer
  of crude oil products and natural gas)             2,386,300      40,361,616
--------------------------------------------------------------------------------
                                                                    62,582,317
--------------------------------------------------------------------------------
Sweden 1.0%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB "B" (Producer
  of advanced systems and products for wired and
  mobile communications)                             7,282,700      36,045,001
--------------------------------------------------------------------------------
Switzerland 6.3%
--------------------------------------------------------------------------------
Nestle SA (Registered)* (Producer and seller of
  food products)                                       349,723      74,037,707
Roche Holding AG* (Manufacturer of
  pharmaceutical and chemical products)                398,358      28,630,409
Serono SA "B" (Developer and marketer of
  biotechnology products)                               56,298      51,872,578
Swiss Re (Registered) (Provider of reinsurance,
  insurance and banking services)                      262,520      26,209,370
Syngenta AG (Registered)* (Producer of seeds and
  chemicals for crop protection products)              388,939      20,409,531
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                        Shares        Value ($)
--------------------------------------------------------------------------------
UBS AG (Registered)* (Provider of commercial and
  investment banking services)                         656,149      32,122,769
--------------------------------------------------------------------------------
                                                                   233,282,364
--------------------------------------------------------------------------------
Taiwan 1.5%
--------------------------------------------------------------------------------
Au Optronics Corp.* (Manufacturer and marketer
  of thin film transistors)                         12,173,040       9,165,915
Hon Hai Precision Industry Co., Ltd.
  (Manufacturer of electronic products)                    144             557
Taiwan Semiconductor Manufacturing Co., Ltd.*
  (Manufacturer of integrated circuits and other
  semiconductor devices)                            15,858,400      29,392,922
United Microelectronics Corp., Ltd.*
  (Manufacturer of integrated circuits)             14,385,250      16,580,740
--------------------------------------------------------------------------------
                                                                    55,140,134
--------------------------------------------------------------------------------
United Kingdom 18.1%
--------------------------------------------------------------------------------
Anglo American PLC (Producer of mining and
  natural resources products)                          930,904      13,555,821
BP PLC (Provider of oil internationally)            12,291,033     104,614,970
British Airways PLC (Provider of passenger and
  cargo airline services)                            4,905,543      21,858,958
British Telecom PLC (Provider of
  telecommunication services)                        4,766,756      29,292,491
Compass Group PLC (Operator of an international
  food service group)                                5,201,895      39,768,739
EMI Group PLC (Producer of music recordings)         5,089,605      30,387,073
GlaxoSmithKline PLC (Developer of vaccines,
  health- related consumer products,
  prescriptions and OTC medicines)                   3,069,589      81,710,404
J Sainsbury PLC (Distributor of food)                9,542,661      52,631,176
Powergen PLC (Provider of electric utilities in
  the United Kingdom)                                1,252,562      13,588,654
Reed International PLC (Publisher of scientific,
  professional and business-to-business
  materials)                                         6,979,580      61,693,430
Reuters Group PLC (Provider of international
  news and information)                              4,250,594      48,094,075
Rio Tinto PLC (Operator of a mining,
  manufacturing and development company)             2,011,316      36,318,084
Shell Transport & Trading Co. PLC (Provider of
  oil internationally)                              10,977,221      90,794,947
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                        Shares        Value ($)
--------------------------------------------------------------------------------
Vodafone Group PLC (Provider of mobile
  telecommunication services)                       24,089,950      48,234,695
--------------------------------------------------------------------------------
                                                                     672,543,517
--------------------------------------------------------------------------------
Total Common Stocks (Cost $3,611,831,392)                         3,655,356,737
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Warrants 0.0%
--------------------------------------------------------------------------------
France

Compagnie Generale d'Industrie et de
  Participations* (Provider of automotive
  components, diagnostic equipment and abrasive
  pellets) (Cost $546,838)                             238,737          78,365
--------------------------------------------------------------------------------
                                                    Principal
                                                    Amount ($)       Value ($)
--------------------------------------------------------------------------------
 Participating Loan Notes 0.3%
--------------------------------------------------------------------------------
Luxembourg

Eurotunnel Finance Ltd., Step-up Coupon, 1% to
  12/31/2005, 1% plus 26.45% of net available
  cash flow to 4/30/2040 (Provider of finances
  for the Eurotunnel project) (Cost $13,351,889)        10,250(b)   11,635,705
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Repurchase Agreements 1.3%
--------------------------------------------------------------------------------
Salomon Smith Barney, 3.65%, to be repurchased
  at $48,114,505 on 9/4/2001 (Cost $48,095,000)**   48,095,000      48,095,000
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $3,673,825,119) (a)   3,715,165,807
--------------------------------------------------------------------------------

*    Non-income producing security.

** Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities.

(a) The cost for federal income tax purposes was $3,690,883,884. At August 31, 2001, net unrealized appreciation for all securities based on tax cost was $24,281,923. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $359,777,714 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $335,495,791.

(b) Represents number of contracts. Each contract equals a nominal value of EUR 2,931.

(c)  Represents number of units.



Currency Abbreviation
-------------------------------

EUR          Euro
-------------------------------


    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of August 31, 2001
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $3,673,825,119)       $ 3,715,165,807
--------------------------------------------------------------------------------
Foreign currency, at value (cost $21,108,310)                        21,525,076
--------------------------------------------------------------------------------
Receivable for investments sold                                      22,595,298
--------------------------------------------------------------------------------
Dividends receivable                                                  4,078,207
--------------------------------------------------------------------------------
Interest receivable                                                       7,330
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                      16,149,718
--------------------------------------------------------------------------------
Foreign taxes recoverable                                             5,845,215
--------------------------------------------------------------------------------
Total assets                                                      3,785,366,651
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                    22,418,431
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                      7,228,507
--------------------------------------------------------------------------------
Accrued management fee                                                2,070,589
--------------------------------------------------------------------------------
Other accrued expenses and payables                                   1,747,519
--------------------------------------------------------------------------------
Total liabilities                                                    33,465,046
--------------------------------------------------------------------------------
Net assets, at value                                            $ 3,751,901,605
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Undistributed net investment income                                   8,696,281
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
  Investments                                                        41,340,688
--------------------------------------------------------------------------------
  Foreign currency related transactions                                 513,170
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                               (656,371,974)
--------------------------------------------------------------------------------
Paid-in capital                                                   4,357,723,440
--------------------------------------------------------------------------------
Net assets, at value                                            $ 3,751,901,605
--------------------------------------------------------------------------------


  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of August 31, 2001 (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share
($36,344,883 / 903,162 shares of capital stock outstanding, $.01
par value, 100,000,000 shares authorized)                       $         40.24
--------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share
($3,248,239,472 / 80,721,623 shares of capital stock outstanding,
$.01 par value, 200,595,597 shares authorized)                  $         40.24
--------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share ($312,023,694 / 7,794,054 shares of capital stock outstanding, $.01 par value, 100,000,000 shares
authorized)                                                     $         40.03
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $40.03)        $         42.47
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($91,848,132 / 2,306,220 shares of capital stock outstanding, $.01 par value, 50,000,000 shares
authorized)                                                     $         39.83
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($32,495,694 / 816,160 shares of capital stock outstanding, $.01 par value, 20,000,000 shares
authorized)                                                     $         39.82
--------------------------------------------------------------------------------
Barrett International Shares

Net Asset Value, offering and redemption price per share
($8,855,988 / 219,377 shares of capital stock outstanding, $.01
par value, 100,000,000 shares authorized)                       $         40.37
--------------------------------------------------------------------------------
Class I

Net Asset Value, offering and redemption price per share
($22,093,742 / 550,543 shares of capital stock outstanding, $.01
par value, 50,000,000 shares authorized)                        $         40.13
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the year ended August 31, 2001
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $9,133,291)         $    52,471,739
--------------------------------------------------------------------------------
Interest (net of foreign taxes withheld of $10,977)                   9,114,474
--------------------------------------------------------------------------------
Total Income                                                         61,586,213
--------------------------------------------------------------------------------
Expenses:
Management fee                                                       28,435,700
--------------------------------------------------------------------------------
Administrative fee                                                   15,794,577
--------------------------------------------------------------------------------
Distribution services fees                                              521,298
--------------------------------------------------------------------------------
Directors' fees and expenses                                             85,736
--------------------------------------------------------------------------------
Other                                                                   646,129
--------------------------------------------------------------------------------
Total expenses                                                       45,483,440
--------------------------------------------------------------------------------
Net investment income (loss)                                         16,102,773
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from:

Investments                                                        (441,303,932)
--------------------------------------------------------------------------------
Foreign currency related transactions (including foreign taxes of
$773,067)                                                            (4,490,799)
--------------------------------------------------------------------------------
                                                                   (445,794,731)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on:

Investments                                                        (861,339,897)
--------------------------------------------------------------------------------
Foreign currency related transactions                                   997,324
--------------------------------------------------------------------------------
                                                                   (860,342,573)
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                       (1,306,137,304)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations $(1,290,034,531)
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       Years Ended August 31,

Increase (Decrease) in Net Assets                      2001             2000
--------------------------------------------------------------------------------
Operations:

Net investment income (loss)                   $    16,102,773  $    11,993,808
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                      (445,794,731)     635,576,729
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period         (860,342,573)     (12,242,341)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                 (1,290,034,531)     635,328,196
--------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                           (58,323)              --
--------------------------------------------------------------------------------
  Class S                                           (4,158,740)      (9,066,651)
--------------------------------------------------------------------------------
  Barrett International Shares                         (35,446)         (83,506)
--------------------------------------------------------------------------------
Net realized gains:
  Class AARP                                        (2,832,588)              --
--------------------------------------------------------------------------------
  Class S                                         (222,804,901)    (489,044,063)
--------------------------------------------------------------------------------
  Class A                                           (2,225,862)      (3,204,448)
--------------------------------------------------------------------------------
  Barrett International Shares                      (1,054,123)      (2,802,911)
--------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                        5,014,096,882    4,961,467,887
--------------------------------------------------------------------------------
Net assets acquired in tax-free reorganizations    419,211,593      103,167,614
--------------------------------------------------------------------------------
Reinvestment of distributions                      219,211,623      464,101,472
--------------------------------------------------------------------------------
Cost of shares redeemed                         (5,356,610,923)  (4,318,525,427)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                 295,909,175    1,210,211,546
--------------------------------------------------------------------------------
Increase (decrease) in net assets               (1,227,295,339)   1,341,338,163
--------------------------------------------------------------------------------
Net assets at beginning of period                4,979,196,944    3,637,858,781
--------------------------------------------------------------------------------
Net assets at end of period (including
undistributed net investment income of
$8,696,281 and $2,821,881, respectively)       $ 3,751,901,605  $ 4,979,196,944
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------


Barrett International Shares

--------------------------------------------------------------------------------
                                           2001^a    2000^a     1999^b    1999^c
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period        $57.95   $54.94    $50.14   $52.40
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^d               .19      .25       .25^e    .52^f
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investment transactions                (15.00)    9.45      7.20     2.78
--------------------------------------------------------------------------------
  Total from investment operations          (14.81)    9.70      7.45     3.30
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                       (.09)    (.19)       --       --
--------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                               (2.68)   (6.50)    (2.65)   (5.56)
--------------------------------------------------------------------------------
  Total distributions                        (2.77)   (6.69)    (2.65)   (5.56)
--------------------------------------------------------------------------------
Net asset value, end of period              $40.37   $57.95    $54.94   $50.14
--------------------------------------------------------------------------------
Total Return (%)                            (26.42)   17.31     15.27**   6.60**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)           9       26        25       23
--------------------------------------------------------------------------------
Ratio of expenses (%)                         1.07      .96      1.03*    1.08*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)      .43      .39      1.11*    1.02*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                     85       83       82*       80
--------------------------------------------------------------------------------

^a   For the year ended August 31.

^b For the five months ended August 31, 1999. On June 7, 1999, the Fund changed its fiscal year end from March 31 to August 31.

^c For the period from April 3, 1998 (commencement of sales of Barrett International Shares) to March 31, 1999.

^d   Based on average shares outstanding during the period.

^e Net investment income per share includes non-recurring dividend income amounting to $.02 per share.

^f Net investment income per share includes non-recurring dividend income amounting to $.09 per share.

*    Annualized

**   Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder International Fund (the "Fund") is a diversified series of Scudder International Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is organized as a Maryland Corporation.

The Fund offers multiple classes of shares. On December 29, 2000, the Fund commenced offering additional shares: Class B, Class C and Class I. In addition, on December 29, 2000, Class R Shares were redesignated as Class A. These classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert to another class. Class I shares are offered to a limited group of investors, are not subject to initial or deferred sales charges and have lower ongoing expenses than other classes. Barrett International Shares are offered to a limited group of investors and are not subject to initial or deferred sales charges. Shares of Class AARP are designed for members of AARP. Class AARP and S shares are not subject to initial or contingent deferred sales charges. After December 29, 2000, Class S shares are generally not available to new investors. Certain detailed information for the Class AARP, S, A, B, C and I shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution services, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Fund, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchase and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

From November 1, 2000 through August 31, 2001, the Fund incurred approximately $626,984,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending August 31, 2002.

The Fund is subject to a 20% Taiwan dollar income tax on foreign exchange gain transactions.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. Earnings and profits distributed to shareholders on redemption of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its federal income tax return.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in passive foreign investment companies and foreign denominated investments. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Divided income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Other expenses in the Statement of Operations include ordinary changes of estimates in certain expenses.

B. Purchases and Sales of Securities

During the year ended August 31, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $3,446,767,561 and $3,688,719,824, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund has agreed to pay ZSI a fee equal to an annual rate of 0.675% on the first $6,000,000,000 of average daily net assets, 0.625% on the next $1,000,000,000 of such net assets, and 0.60% of such net assets in excess of $7,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended August 31, 2001, the fees pursuant to the Management Agreement amounted to $28,435,700, which was equivalent to an annual effective rate of 0.675% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement ("Administrative Agreement"), ZSI provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above), in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee"). The Administrative Fee under the Administrative Agreement for Class AARP, Class S and Barrett International Shares, for the period September 1, 2000 through August 31, 2001, was equal to an annual rate of 0.375%, 0.375% and 0.375%, respectively, of average daily net assets for each class, computed and accrued daily and payable monthly. The Administrative Fee for Class A for the period September 1, 2000 through April 1, 2001 was equal to an annual rate of 0.375%; and for the period April 2, 2001 through August 31, 2001 was equal to an annual rate of 0.40%, of average daily net assets, computed and accrued daily and payable monthly. The Administrative Fee for Class B, Class C and Class I, for the period December 29, 2000 (commencement of sales) through August 31, 2001, was equal to an annual rate of 0.45%, 0.425% and 0.15%, respectively, of average daily net assets for each class, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation and Scudder Investments Service Company, also subsidiaries of ZSI, are the transfer, shareholder service and dividend-paying agent for the shares of the

Fund. Scudder Trust Company, also a subsidiary of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI, provide certain services (i.e., custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). For the year ended August 31, 2001, the Administrative Fee was as follows:

                                                     Total         Unpaid at
Administrative Fee                                Aggregated     August 31, 2001
--------------------------------------------------------------------------------
Class AARP                                        $   188,310     $    10,860
--------------------------------------------------------------------------------
Class S                                            15,049,211       1,004,976
--------------------------------------------------------------------------------
Class A                                               399,797         104,700
--------------------------------------------------------------------------------
Class B                                                88,619          36,727
--------------------------------------------------------------------------------
Class C                                                29,884          12,261
--------------------------------------------------------------------------------
Barrett International Shares                           60,917           1,374
--------------------------------------------------------------------------------
Class I                                                 6,920           2,887
--------------------------------------------------------------------------------
                                                  $15,823,658     $ 1,173,785
--------------------------------------------------------------------------------

In addition, a one-time reduction of certain costs incurred in connection with the reorganization in fiscal 2000 amounting to $14,986 on Class AARP and $14,095 on Class S is included in Administrative Fee on the Statement of Operations.

Distribution Service Agreement. Under the Distribution Service agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period December 29, 2000 (commencement of sales) through August 31, 2001, the Distribution Fee was as follows:

                                                    Total          Unpaid at
Distribution Fee                                  Aggregated    August 31, 2001
--------------------------------------------------------------------------------
Class B                                           $   147,698     $    61,194
--------------------------------------------------------------------------------
Class C                                                52,735          21,636
--------------------------------------------------------------------------------
                                                  $   200,433     $    82,830
--------------------------------------------------------------------------------

Effective December 29, 2000, in accordance with an amended and restated Distribution Service Agreement, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based on assets of shareholder accounts the firms service. This amended agreement replaced the Administrative Services Agreement for Class A and did not result in any increase in fees or expenses. For the year ended August 31, 2001, the Service Fee was as follows:

                                                    Total          Unpaid at
Service Fee                                       Aggregated    August 31, 2001
--------------------------------------------------------------------------------
Class A                                           $   254,054     $    88,117
--------------------------------------------------------------------------------
Class B                                                49,233          19,580
--------------------------------------------------------------------------------
Class C                                                17,578           7,180
--------------------------------------------------------------------------------
                                                  $   320,865     $   114,877
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2001 aggregated $53,390.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period December 29, 2000 (commencement of sales) to August 31, 2001, the CDSC for Class B and C shares aggregated $44,293 and $15,750, respectively.

Directors' Fees and Expenses. The Fund pays each Director not affiliated with the Advisor an annual retainer, plus specified amounts for attended board and committee meetings. For the year ended August 31, 2001, Directors' fees and expenses aggregated $85,736.

Other Related Parties. AARP through its affiliates, monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Acquisition of Assets

On June 15, 2001, the Fund acquired all the net assets of Kemper International Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 6,657,013 Class A shares, 2,357,136 Class B shares, 826,420 Class C shares and 204,397 Class I shares of the Fund, respectively, for 31,278,676 Class A shares, 11,553,935 Class B shares, 4,036,568 Class C shares and 938,641 Class I shares of the Kemper International Fund, respectively, outstanding on June 15, 2001. Kemper International Fund's net assets at that date ($419,211,593), including $23,294,820 of net unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $3,694,353,737. The combined net assets of the Fund immediately following the acquisition were $4,113,565,330.

On August 11, 2000, the Fund acquired all of the net assets of AARP International Stock Fund and Scudder International Growth and Income Fund pursuant to plans of reorganization approved by shareholders of the respective funds on July 13, 2000. The acquisitions were accomplished by tax-free exchanges of 1,206,125

Class AARP shares of the Fund for 3,476,954 shares of AARP International Stock Fund and 595,597 Class S shares of the Fund for 2,671,709 shares of Scudder International Growth and Income Fund outstanding on August 11, 2000. AARP International Stock Fund's net assets at that date ($69,063,164), including $322,150 of unrealized appreciation, and Scudder International Growth and Income Fund's net assets at that date ($34,104,450), including $2,609,047 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisitions were $4,794,833,129. The combined net assets of the Fund immediately following the acquisitions were $4,898,000,743.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:


                  Year Ended August 31, 2001        Year Ended August 31, 2000
--------------------------------------------------------------------------------
                    Shares          Dollars          Shares           Dollars
--------------------------------------------------------------------------------
Shares sold
--------------------------------------------------------------------------------
Class AARP          499,250    $   23,903,199        35,520*** $    2,055,944***
--------------------------------------------------------------------------------
Class S          97,071,191     4,581,528,218    77,162,962     4,904,586,415
--------------------------------------------------------------------------------
Barrett
   International
   Shares             3,119           179,672        42,572         2,681,859
--------------------------------------------------------------------------------
Class A*          8,855,538       372,964,930       798,157        52,143,669
--------------------------------------------------------------------------------
Class B**           152,173         6,244,393            --                --
--------------------------------------------------------------------------------
Class C**           336,241        13,649,251            --                --
--------------------------------------------------------------------------------
Class I**           373,937        15,627,219            --                --
--------------------------------------------------------------------------------
                               $5,014,096,882                  $4,961,467,887
--------------------------------------------------------------------------------

Shares issued in tax-free reorganizations
--------------------------------------------------------------------------------
Class AARP               --    $           --     1,206,125    $   69,063,164
--------------------------------------------------------------------------------
Class S                  --                --       595,597        34,104,450
--------------------------------------------------------------------------------
Class A           6,657,013       278,133,740            --                --
--------------------------------------------------------------------------------
Class B           2,357,136        98,130,480            --                --
--------------------------------------------------------------------------------
Class C             826,420        34,395,689            --                --
--------------------------------------------------------------------------------
Class I             204,397         8,551,684            --                --
--------------------------------------------------------------------------------
                               $  419,211,593                  $  103,167,614
--------------------------------------------------------------------------------

                  Year Ended August 31, 2001        Year Ended August 31, 2000
--------------------------------------------------------------------------------
                    Shares          Dollars          Shares           Dollars
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP           56,608    $    2,774,904             --   $           --
--------------------------------------------------------------------------------
Class S           4,240,329       213,300,204      7,566,454     458,569,993
--------------------------------------------------------------------------------
Barrett
  International
  Shares             18,524           910,653         38,094       2,329,790
--------------------------------------------------------------------------------
Class A*             45,575         2,225,862         54,936       3,201,689
--------------------------------------------------------------------------------
                               $  219,211,623                  $ 464,101,472
--------------------------------------------------------------------------------
Shares redeemed
--------------------------------------------------------------------------------
Class AARP         (879,281)    $ (42,065,882)       (15,060)***  $ (873,162)***
--------------------------------------------------------------------------------
Class S        (104,439,377)   (4,923,142,587)   (67,322,438) (4,299,849,795)
--------------------------------------------------------------------------------
Barrett
  International
  Shares           (252,497)      (11,739,602)       (88,451)     (5,541,896)
--------------------------------------------------------------------------------
Class A*         (8,482,016)     (356,201,713)      (186,688)    (12,260,574)
--------------------------------------------------------------------------------
Class B**          (203,089)       (8,223,404)            --              --
--------------------------------------------------------------------------------
Class C**          (346,501)      (14,099,534)            --              --
--------------------------------------------------------------------------------
Class I**           (27,791)       (1,138,201)            --              --
--------------------------------------------------------------------------------
                              $(5,356,610,923)               $(4,318,525,427)
--------------------------------------------------------------------------------
Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP         (323,423)    $ (15,387,779)     1,226,585***  $70,245,946***
--------------------------------------------------------------------------------
Class S          (3,127,857)     (128,314,165)    18,002,575   1,097,411,063
--------------------------------------------------------------------------------
Barrett
  International
  Shares           (230,854)      (10,649,277)        (7,785)       (530,247)
--------------------------------------------------------------------------------
Class A*          7,076,110       297,122,819        666,405      43,084,784
--------------------------------------------------------------------------------
Class B**         2,306,220        96,151,469             --              --
--------------------------------------------------------------------------------
Class C**           816,160        33,945,406             --              --
--------------------------------------------------------------------------------
Class I**           550,543        23,040,702             --              --
--------------------------------------------------------------------------------
                               $  295,909,175                 $1,210,211,546
--------------------------------------------------------------------------------

*    On December 29, 2000, Class R shares were redesignated as Class A.

** For the period from December 29, 2000 (commencement of sales of Class B, Class C and Class I shares) to August 31, 2001.

*** For the period from August 14, 2000 (commencement of sales of Class AARP shares) to August 31, 2000.

G. Subsequent Event

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors of Scudder International Fund, Inc. and the Shareholders of Scudder International Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights included herein, present fairly, in all material respects, the financial position of Scudder International Fund (the "Fund") at August 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights of the class presented for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights presented (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts                                PricewaterhouseCoopers LLP
October 19, 2001

Tax Information                                                     (Unaudited)
--------------------------------------------------------------------------------

The Fund paid distributions of $2.52 per share from net long-term capital gains during its year ended August 31, 2001, of which 100% represents 20% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $165,940,000 as capital gain dividends for its year ended August 31, 2001, of which 100% represents 20% rate gains.

The Fund paid foreign taxes of $9,917,335 and earned $20,006,119 of foreign source income during the year ended August 31, 2001. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $0.11 per share as foreign taxes paid and $0.22 per share as income earned from foreign sources for the year ended August 31, 2001.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Officers and Directors
--------------------------------------------------------------------------------

Linda C. Coughlin*
   President and Director

Henry P. Becton, Jr.
   Director; President, WGBH Educational
   Foundation

Dawn-Marie Driscoll
   Director; President, Driscoll Associates;
   Executive Fellow, Center for Business
   Ethics, Bentley College

Edgar R. Fiedler
   Director; Senior Fellow and
   Economic Counsellor, The
   Conference Board, Inc.

Keith R. Fox
   Director; General Partner,
   The Exeter Group of Funds

Jean Gleason Stromberg
   Director; Consultant

Jean C. Tempel
   Director; Managing Director,
   First Light Capital, LLC

Steven Zaleznick
   Director; President and Chief Executive
   Officer, AARP Services, Inc.

Thomas V. Bruns*
   Vice President

Irene T. Cheng*
   Vice President

Joyce E. Cornell*
   Vice President

Carol L. Franklin*
   Vice President

William F. Glavin, Jr.*
   Vice President

Joan R. Gregory*
   Vice President

James E. Masur*
   Vice President

Paul Rogers*
   Vice President

Peter Sartori*
   Vice President

Howard S. Schneider*
   Vice President

John Millette*
   Vice President and Secretary

Kathryn L. Quirk*
   Vice President and Assistant Secretary

John R. Hebble*
   Treasurer

Thomas Lally*
   Assistant Treasurer

Brenda Lyons*
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary


*   Zurich Scudder Investments, Inc.

Account Management Resources
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Investment Manager   Zurich Scudder Investments, Inc.

                      345 Park Avenue
                      New York, NY 10154
--------------------------------------------------------------------------------
        Distributor   Scudder Investor Services, Inc.

                      Two International Place
                      Boston, MA 02110
--------------------------------------------------------------------------------
          Custodian   Brown Brothers Harriman & Co.

                      40 Water Street
                      Boston, MA 02109
--------------------------------------------------------------------------------
               Fund   Scudder Fund Accounting Corporation
         Accounting
              Agent   Two International Place
                      Boston, MA 02110
--------------------------------------------------------------------------------
 Transfer Agent and   Scudder Service Corporation
           Dividend
   Disbursing Agent   P.O. Box 9242
                      Boston, MA 02205
--------------------------------------------------------------------------------
      Legal Counsel   Dechert

                      Ten Post Office Square South
                      Boston, MA 02109
--------------------------------------------------------------------------------
        Independent   PricewaterhouseCoopers LLP
        Accountants
                      160 Federal Street
                      Boston, MA 02110
--------------------------------------------------------------------------------

      Barrett International
      Shares

      345 Park Avenue
      New York, NY 10154
      (800) 854-8525